UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

BDC INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Investment Companies: 88.2%
266,809	Apollo Investment Corp.	$2,265,208
318,306	Ares Capital Corp.	5,318,893
176,008	BlackRock Kelso Capital Corp. †	1,541,830
240,184	Fifth Street Finance Corp.	2,322,579
279,900	FS Investment Corp. †	2,930,553
50,034	Gladstone Capital Corp. †	455,309
60,426	Gladstone Investment Corp.	441,714
116,425	Golub Capital BDC, Inc. †	1,933,819
68,862	Harris & Harris Group, Inc. *	214,850
131,288	Hercules Technology Growth Capital, Inc. †	2,155,749
20,988	Horizon Technology Finance Corp. †	289,215
74,482	KCAP Financial, Inc. †	587,663
72,078	Main Street Capital Corp.	2,189,730
138,554	MCG Capital Corp.	550,059
52,264	Medallion Financial Corp.	582,221
51,028	MVC Capital, Inc.	632,237
114,883	New Mountain Finance Corp.	1,663,506
51,412	NGP Capital Resources Co.	318,754
166,956	PennantPark Investment Corp.	1,858,220
365,400	Prospect Capital Corp. †	3,876,894
77,003	Solar Capital Ltd.	1,516,959
6,363	Solar Senior Capital Ltd.	103,781
85,343	TCP Capital Corp. †	1,459,365
85,034	THL Credit, Inc.	1,124,150
151,017	TICC Capital Corp.	1,437,682
69,984	Triangle Capital Corp.	1,858,775
		39,629,715
Investment Management / Advisory Services: 3.7%
131,129	Medley Capital Corp. †	1,648,292
Private Equity: 8.2%
243,067	American Capital Ltd. *	3,684,896
Total Common Stocks (Cost: $46,150,038)		44,962,903
MONEY MARKET FUND: 0.0% (Cost: $26,896)
26,896	Dreyfus Government Cash Management Fund	26,896
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $46,176,934)		44,989,799
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 14.7% (Cost: $6,580,746)
6,580,746	Bank of New York Overnight Government Fund	6,580,746
Total Investments: 114.8% (Cost: $52,757,680)		51,570,545
Liabilities in excess of other assets: (14.8)%		(6,643,879)
NET ASSETS: 100.0%		$44,926,666

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,352,382.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Investment Companies	88.1%	$39,629,715
Investment Management / Advisory Services	3.6	1,648,292
Private Equity	8.2	3,684,896
Money Market Fund	0.1	26,896
	100.0%	$44,989,799

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$44,962,903	$—	$—	$44,962,903
Money Market Funds	6,607,642	—	—	6,607,642
Total	$51,570,545	$—	$—	$51,570,545

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 33.9%
Argentina: 0.2%
USD	30,000	Pan American Energy, LLC
		7.88%, 05/07/21 Reg S	$31,542
Austria: 0.3%
	64,000	ESAL GmbH
		6.25%, 02/05/18 (c) Reg S	62,880
Bermuda: 1.0%
	100,000	Digicel Group Ltd.
		7.13%, 04/01/17 (c) 144A	101,750
	100,000	Qtel International Finance Ltd.
		3.25%, 02/21/23 Reg S	96,375
			198,125
Brazil: 2.1%
	150,000	Banco do Brasil SA
		5.88%, 01/26/22 Reg S	154,005
	102,000	Itau Unibanco Holding SA
		6.20%, 04/15/20 144A	112,914
EUR	100,000	Vale SA
		4.38%, 03/24/18	148,309
			415,228
British Virgin Islands: 1.9%
USD	257,000	CNOOC Finance Ltd.
		3.88%, 05/02/22 Reg S	259,818
	100,000	Sinopec Group Overseas Development
		4.38%, 10/17/23 Reg S	103,700
			363,518
Cayman Islands: 3.9%
	100,000	Swire Pacific MTN Financing Ltd.
		5.50%, 08/19/19 Reg S	112,256
	100,000	Country Garden Holdings Co., Ltd.
		7.50%, 01/10/18 (c) Reg S	98,875
	192,000	Hutchison Whampoa Ltd.
		7.63%, 04/09/19 Reg S	234,638
		Petrobras International Finance Co.
	128,000	3.50%, 02/06/17	131,156
	77,000	6.75%, 01/27/41	79,088
	100,000	Saudi Electricity Global Sukuk Co. 2
		3.47%, 04/08/23 144A	100,000
			756,013
Chile: 1.3%
	100,000	Banco Santander Chile
		3.88%, 09/20/22 144A	100,197
	119,600	Corp. Nacional del Cobre de Chile
		7.50%, 01/15/19 144A	144,416
			244,613
China / Hong Kong: 1.3%
	128,000	Bank of China
		5.55%, 02/11/20 Reg S	140,343
	100,000	CITIC Pacific Ltd.
		6.63%, 04/15/21 Reg S	114,000
			254,343
Colombia: 1.4%
	102,000	Bancolombia SA
		5.13%, 09/11/22	103,275
	90,000	Ecopetrol SA
		5.88%, 09/18/23	101,898
COP	110,857,000	Empresas Publicas de Medellin ESP
		8.38%, 02/01/21 Reg S	62,744
			267,917
Curacao: 0.5%
USD	100,000	Teva Pharmaceutical
		2.95%, 12/18/22	96,030
Czech Republic: 0.4%
EUR	50,000	CEZ AS
		4.50%, 06/29/20 Reg S	79,241
India: 1.2%
USD	128,000	ICICI Bank Ltd.
		5.75%, 11/16/20 Reg S	139,385
	100,000	State Bank of India
		4.50%, 07/27/15 Reg S	103,019
			242,404
Indonesia: 0.4%
	70,000	Pertamina Persero Pt
		4.30%, 05/20/23 144A	67,550
Ireland: 0.9%
	100,000	Vimpel Communications
		9.13%, 04/30/18 Reg S	110,000
EUR	50,000	Vnesheconombank Via VEB Finance Plc
		3.04%, 02/21/18 Reg S	61,994
			171,994
Kazakhstan: 0.6%
USD	100,000	KazMunayGas National Co.
		7.00%, 05/05/20 Reg S	116,000
Luxembourg: 2.7%
	100,000	EVRAZ Group SA
		9.50%, 04/24/18 Reg S	104,500
	100,000	Gaz Capital SA
		6.51%, 03/07/22 Reg S	104,050
	100,000	SB Cap SA
		5.40%, 03/24/17 Reg S	101,250
	100,000	VTB Bank
		6.25%, 06/30/15 (p) Reg S	102,750
	100,000	Yapi ve Kredi Bankasi
		5.19%, 10/13/15 Reg S	103,160
			515,710
Malaysia: 0.7%
	100,000	Petronas Capital Ltd.
		7.88%, 05/22/22 Reg S	131,332
Mexico: 4.6%
		America Movil SAB de CV
EUR	100,000	4.13%, 10/25/19	153,379
USD	25,000	5.00%, 03/30/20	27,533
	100,000	BBVA Bancomer SA
		6.75%, 09/30/22 144A	113,750
	138,000	Cemex SAB de CV
		9.00%, 01/11/15 (c) 144A	146,970
	102,000	Grupo Televisa SAB
		6.63%, 03/18/25 †	124,673
	64,000	Pemex Project Funding Master Trust
		6.63%, 06/15/38	74,560
		Petróleos Mexicanos
	150,000	5.50%, 01/21/21	166,545
EUR	50,000	5.50%, 02/24/25 Reg S	82,270
			889,680
Netherlands: 1.3%
USD	100,000	Lukoil International Finance BV
		7.25%, 11/05/19 Reg S	109,375
	128,000	Majapahit Holding BV
		7.75%, 01/20/20 Reg S	151,840
			261,215
Peru: 0.6%
	108,000	Banco de Credito del Peru
		5.38%, 09/16/20 Reg S	117,855
Qatar: 0.6%
	100,000	Qatari Diar Finance QSC
		5.00%, 07/21/20 Reg S	112,500
Thailand: 0.7%
	128,000	Bangkok Bank
		4.80%, 10/18/20 Reg S	137,817
Turkey: 0.5%
	100,000	Turkiye Is Bankasi
		5.50%, 04/21/19 144A	104,875
United Arab Emirates: 2.4%
	100,000	Abu Dhabi National Energy Co.
		6.25%, 09/16/19 Reg S	118,875
	100,000	Dolphin Energy Ltd.
		5.50%, 12/15/21 144A	113,500
	100,000	DP World Ltd.
		6.85%, 07/02/37 Reg S	112,000
	100,000	Dubai Electricity & Water Authority
		7.38%, 10/21/20 Reg S	122,375
			466,750
United Kingdom: 1.4%
	115,000	AngloGold Ashanti Holdings Plc
		8.50%, 07/30/16 (c)	130,554
	128,000	Vedanta Resources Plc
		9.50%, 07/18/18 Reg S	148,480
			279,034
Venezuela: 1.0%
		Petróleos de Venezuela SA
	132,700	5.38%, 04/12/27 Reg S	80,151
	102,000	8.50%, 11/02/17 Reg S	95,242
	30,000	9.00%, 11/17/21 Reg S	25,650
			201,043
Total Corporate Bonds (Cost: $6,416,219)			6,585,209
GOVERNMENT OBLIGATIONS: 63.0%
Argentina: 1.2%
	217,316	Argentine Republic Government International Bonds
		8.28%, 12/31/33 (d) †	195,041
EUR	60,000	Provincia de Buenos Aires
		4.00%, 05/15/35 (s) Reg S	43,953
			238,994
Bahrain: 0.4%
USD	64,000	Bahrain Government International Bonds
		6.13%, 08/01/23 144A	71,680
Brazil: 6.9%
	128,000	Banco Nacional de Desenvolvimento Economico e Social
		6.50%, 06/10/19 Reg S	144,000
		Brazil Notas do Tesouro Nacional, Series F
BRL	93,000	10.00%, 01/01/15	40,948
	396,000	10.00%, 01/01/17	169,686
	102,000	10.00%, 01/01/19	42,450
	245,000	10.00%, 01/01/21	99,919
	425,000	10.00%, 01/01/23	170,378
		Brazilian Government International Bonds
USD	128,000	4.88%, 01/22/21	138,496
	128,000	6.00%, 01/17/17	141,248
	41,000	7.13%, 01/20/37	51,865
		Letra do Tesouro Nacional
BRL	90,000	11.23%, 07/01/15 ^	36,104
	800,000	11.72%, 01/01/16 ^	303,437
			1,338,531
Cayman Islands: 0.7%
EUR	100,000	IPIC GMTN Ltd.
		4.88%, 05/14/16 Reg S	143,647
Chile: 0.1%
CLP	9,000,000	Chilean Government International Bonds
		5.50%, 08/05/20	16,717
China / Hong Kong: 0.4%
CNY	500,000	Chinese Government Bonds
		2.87%, 06/27/16 Reg S	81,662
Colombia: 3.5%
		Colombian Government International Bonds
USD	128,000	7.38%, 03/18/19	154,560
COP	607,000,000	7.75%, 04/14/21	365,483
	261,000,000	12.00%, 10/22/15	151,944
			671,987
Croatia: 0.6%
USD	100,000	Croatia Government International Bonds
		6.75%, 11/05/19 Reg S	111,875
Czech Republic: 1.8%
		Czech Republic Government Bonds
EUR	35,000	3.88%, 05/24/22 Reg S	55,393
CZK	2,700,000	4.00%, 04/11/17	143,775
	2,150,000	5.70%, 05/25/24	144,398
			343,566
Dominican Republic: 0.1%
USD	21,200	Dominican Republic International Bonds
		7.50%, 05/06/21 Reg S	24,327
El Salvador: 0.4%
	64,000	El Salvador Government International Bonds
		7.65%, 06/15/35 Reg S	70,080
Hungary: 1.8%
		Hungarian Government Bonds
HUF	24,040,000	5.50%, 02/12/16	107,185
USD	100,000	6.38%, 03/29/21	114,500
HUF	26,920,000	7.50%, 11/12/20	135,754
			357,439
Indonesia: 3.6%
USD	192,000	Indonesia Government International Bonds
		5.88%, 03/13/20 Reg S	215,520
		Indonesian Treasury Bonds
IDR	1,743,000,000	8.38%, 09/15/26	151,175
	1,479,000,000	10.50%, 08/15/30	149,984
	1,833,000,000	11.00%, 11/15/20	182,706
			699,385
Israel: 2.3%
		Israel Government Bonds
ILS	565,000	4.25%, 03/31/23	186,360
	385,000	5.00%, 01/31/20	131,129
	385,000	5.50%, 02/28/17	125,657
			443,146
Lebanon: 0.8%
	140,000	Lebanon Government International Bonds
		8.25%, 04/12/21 Reg S	161,700
Lithuania: 0.3%
	50,000	Lithuania Government International Bonds
		7.38%, 02/11/20 Reg S	61,250
Malaysia: 3.3%
		Malaysian Government Bonds
MYR	680,000	3.20%, 10/15/15	212,968
	670,000	3.89%, 03/15/27	203,329
	670,000	5.73%, 07/30/19	229,071
			645,368
Mexico: 6.1%
		Mexican Government International Bonds
USD	77,000	4.00%, 10/02/23	80,253
	123,000	5.63%, 01/15/17	135,546
MXN	1,041,400	6.00%, 06/18/15	80,848
USD	102,000	6.05%, 01/11/40	123,700
MXN	400,000	7.25%, 12/15/16	32,766
	1,460,100	7.50%, 06/03/27	123,787
	1,880,600	8.00%, 12/17/15	151,391
	5,294,900	8.00%, 06/11/20	460,122
			1,188,413
Nigeria: 0.8%
NGN	21,970,000	Nigerian Government Bonds
		16.39%, 01/27/22	165,555
Panama: 0.5%
USD	69,400	Panamanian Government International Bonds
		7.13%, 01/29/26	88,659
Peru: 0.8%
		Peruvian Government International Bonds
	62,000	7.35%, 07/21/25	82,150
PEN	200,000	7.84%, 08/12/20	83,083
			165,233
Philippines: 1.1%
USD	192,000	Philippine Government International Bonds
		5.00%, 01/13/37	213,600
Poland: 4.6%
		Poland Government International Bonds
PLN	760,000	2.50%, 07/25/18	240,464
	870,000	5.50%, 04/25/15	284,721
	640,000	5.75%, 04/25/29	251,262
USD	100,000	6.38%, 07/15/19	118,500
			894,947
Qatar: 0.6%
	100,000	Qatar Government International Bonds
		5.25%, 01/20/20 Reg S	113,500
Romania: 1.1%
		Romanian Government International Bonds
EUR	50,000	4.63%, 09/18/20 Reg S	75,751
RON	450,000	5.90%, 07/26/17	147,977
			223,728
Russia: 4.8%
		Russian Federal Bonds
RUB	8,750,000	7.35%, 01/20/16	240,286
	7,150,000	7.50%, 03/15/18	190,538
	10,080,000	8.15%, 02/03/27	261,698
USD	190,000	11.00%, 07/24/18 Reg S	247,522
			940,044
Serbia: 0.3%
	50,000	Republic of Serbia
		4.88%, 02/25/20 144A	51,250
South Africa: 3.9%
		South Africa Government International Bonds
	78,000	5.50%, 03/09/20	85,215
ZAR	2,044,300	7.75%, 02/28/23	187,070
	3,031,400	8.25%, 09/15/17	291,625
	2,070,000	8.75%, 02/28/48	186,668
			750,578
Thailand: 3.6%
		Thailand Government Bonds
THB	6,680,000	3.25%, 06/16/17	211,983
	11,200,000	3.63%, 06/16/23	350,596
	4,100,000	4.88%, 06/22/29	143,938
			706,517
Turkey: 4.6%
		Turkey Government International Bonds
TRY	347,100	5.00%, 05/13/15	158,312
	488,600	7.10%, 03/08/23	205,107
USD	160,000	7.25%, 03/15/15	166,320
	160,000	7.38%, 02/05/25	195,760
TRY	347,100	9.00%, 03/08/17	164,719
			890,218
Ukraine: 0.5%
USD	100,000	Ukraine Government International Bonds
		7.75%, 09/23/20 Reg S	96,125
Uruguay: 0.4%
	77,000	Uruguay Government International Bonds
		4.50%, 08/14/24	81,428
Venezuela: 1.1%
		Venezuelan Government International Bonds
	133,000	5.75%, 02/26/16 Reg S	126,217
	100,000	9.25%, 05/07/28 Reg S	82,000
			208,217
Total Government Obligations (Cost: $12,361,827)			12,259,366

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $169,015)
169,015	Dreyfus Government Cash Management Fund	169,015
Total Investments Before Collateral for Securities Loaned: 97.8% (Cost: $18,947,061)		19,013,590
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.5% (Cost: $107,320)
107,320	Bank of New York Overnight Government Fund	107,320
Total Investments: 98.3% (Cost: $19,054,381)		19,120,910
Other assets less liabilities: 1.7%		323,730
NET ASSETS: 100.0%		$19,444,640

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $105,104.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,228,852, or 6.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	4.2%	$790,259
Communications	3.2	613,710
Consumer, Non-cyclical	1.4	270,910
Diversified	1.8	346,894
Energy	9.9	1,873,427
Financial	10.0	1,907,964
Government	64.5	12,259,366
Industrial	0.8	146,970
Utilities	3.3	635,075
Money Market Fund	0.9	169,015
	100.0%	$19,013,590

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$6,585,209	$—	$6,585,209
Government Obligations*	—	12,259,366	—	12,259,366
Money Market Funds	276,335	—	—	276,335
Total	$276,335	$18,844,575	$—	$19,120,910

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 93.5%
Argentina: 1.1%
$400,000	Banco de Galicia y Buenos Aires SA
	8.75%, 05/14/15 (c) 144A	$402,000
	Pan American Energy LLC
200,000	7.88%, 05/07/21 Reg S	210,280
710,000	7.88%, 05/07/21 144A	746,494
57,320	Transportadora de Gas del Sur SA
	9.63%, 05/14/18 (c) 144A	58,896
	YPF SA
1,560,000	8.75%, 04/04/24 144A	1,626,300
1,475,000	8.88%, 12/19/18 144A	1,534,000
		4,577,970
Austria: 1.4%
1,750,000	JBS Investments GmbH
	7.75%, 10/28/17 (c) 144A	1,885,625
1,950,000	OAS Investments GmbH
	8.25%, 10/19/16 (c) † Reg S	1,993,875
2,000,000	Sappi Papier Holding GmbH
	8.38%, 06/15/15 (c) 144A	2,200,000
		6,079,500
Azerbaijan: 0.2%
800,000	International Bank of Azerbaijan OJSC
	5.63%, 06/11/19 Reg S	798,000
Bahrain: 0.2%
900,000	Batelco International Finance No. 1 Ltd.
	4.25%, 05/01/20 Reg S	902,250
Barbados: 0.6%
2,350,000	Columbus International, Inc.
	7.38%, 03/30/18 (c) 144A	2,488,062
Bermuda: 3.6%
750,000	Alliance Oil Co. Ltd.
	9.88%, 03/11/15 144A	746,250
450,000	China Oil & Gas Group Ltd.
	5.25%, 04/25/16 (c) 144A	465,230
800,000	China Oriental Group Co. Ltd.
	8.00%, 08/18/15 144A	809,800
	Digicel Group Ltd.
2,600,000	7.13%, 04/01/17 (c) 144A	2,645,500
2,550,000	8.25%, 09/30/16 (c) 144A	2,760,375
	Digicel Ltd.
1,975,000	6.00%, 04/15/16 (c) 144A	2,014,500
2,535,000	8.25%, 09/04/14 (c) 144A	2,604,712
750,000	GeoPark Latin America Ltd., Agencia en Chile
	7.50%, 02/11/17 (c) Reg S	812,813
	Hopson Development Holdings Ltd.
400,000	9.88%, 01/16/16 (c) † Reg S	379,126
420,000	11.75%, 09/03/14 (c) Reg S	430,500
	Inkia Energy Ltd.
500,000	8.38%, 04/04/16 (c) Reg S	555,000
550,000	8.38%, 04/04/16 (c) 144A	610,500
600,000	Pacnet Ltd.
	9.00%, 12/12/16 (c) 144A	655,500
		15,489,806
Brazil: 4.4%
300,000	Banco ABC Brasil SA
	7.88%, 04/08/20 144A	328,500
650,000	Banco BMG SA
	9.95%, 11/05/19 144A	718,250
	Banco BTG Pactual SA
850,000	5.75%, 09/28/22 Reg S	837,250
75,000	5.75%, 09/28/22 144A	73,875
	Banco do Brasil SA
4,715,000	6.25%, 04/15/24 (c) 144A	3,689,959
500,000	8.50%, 10/20/20 (c) 144A	557,500
2,050,000	9.25%, 04/15/23 (c) † Reg S	2,139,175
1,800,000	Banco Do Brasil SA
	9.00%, 06/18/24 (c) 144A	1,750,860
	Banco do Estado do Rio Grande do Sul SA
800,000	7.38%, 02/02/22 Reg S	846,352
50,000	7.38%, 02/02/22 144A	52,897
900,000	Banco Industrial e Comercial SA
	8.50%, 04/27/20 Reg S	1,018,125
400,000	Banco Panamericano SA
	8.50%, 04/23/20 144A	440,832
1,200,000	Brasil Telecom Celular SA
	5.75%, 02/10/22 144A	1,158,000
500,000	Caixa Economica Federal
	7.25%, 07/23/19 (c) 144A	506,575
	Centrais Eletricas Brasileiras SA
1,500,000	5.75%, 10/27/21 144A	1,522,500
1,400,000	6.88%, 07/30/19 144A	1,561,000
300,000	Hypermarcas SA
	6.50%, 04/20/16 (c) 144A	327,000
1,600,000	Telemar Norte Leste SA
	5.50%, 10/23/20 144A	1,580,000
		19,108,650
British Virgin Islands: 2.3%
964,000	Arcos Dorados Holdings, Inc.
	6.63%, 09/27/23 144A	997,740
850,000	China Resources Power East Foundation Co. Ltd.
	7.25%, 05/09/16 (c)	894,625
1,950,000	Gold Fields Orogen Holding BVI Ltd.
	4.88%, 10/07/20 144A	1,774,500
196,000	RKI Finance 2010 Ltd.
	9.50%, 09/03/14 (c) Reg S	204,085
450,000	Road King 2012 Ltd.
	9.88%, 09/18/15 (c) † Reg S	489,375
850,000	Sparkle Assets Ltd.
	6.88%, 01/30/17 (c) † Reg S	845,750
900,000	Star Energy Geothermal Wayang Windu Ltd.
	6.13%, 03/28/17 (c) 144A	938,250
750,000	Studio City Finance Ltd.
	8.50%, 12/01/15 (c) † 144A	826,875
2,300,000	Trillion Chance Ltd.
	8.50%, 01/10/17 (c) † Reg S	2,358,622
400,000	Yingde Gases Investment Ltd.
	8.13%, 04/22/16 (c) † Reg S	422,000
		9,751,822
Canada: 1.5%
	Pacific Rubiales Energy Corp.
2,625,000	5.13%, 03/28/18 (c) 144A	2,598,750
1,050,000	5.38%, 01/26/17 (c) 144A	1,073,625
2,500,000	7.25%, 12/12/16 (c) 144A	2,737,500
		6,409,875
Cayman Islands: 14.0%
	Agile Property Holdings Ltd.
1,350,000	8.88%, 09/03/14 (c) Reg S	1,414,260
850,000	8.88%, 09/04/14 (c) 144A	890,460
1,100,000	Alpha Star Holding Ltd.
	4.97%, 04/09/19 Reg S	1,070,614
700,000	Cementos Progreso Trust
	7.13%, 05/06/18 (c) † 144A	756,000
400,000	Central China Real Estate Ltd.
	6.50%, 06/04/16 (c) † Reg S	392,025
400,000	China SCE Property Holdings Ltd.
	11.50%, 11/14/15 (c) † Reg S	435,000
950,000	China Shanshui Cement Group Ltd.
	10.50%, 04/27/15 (c) 144A	1,033,125
1,900,000	Comcel Trust
	6.88%, 02/06/19 (c) 144A	2,047,250
	Country Garden Holdings Co. Ltd.
800,000	7.50%, 01/10/18 (c) 144A	791,000
2,150,000	11.13%, 02/23/15 (c) † Reg S	2,354,250
950,000	11.13%, 02/23/15 (c) 144A	1,040,250
	Dar Al-Arkan International Sukuk Co. II
100,000	10.75%, 02/18/15 Reg S	104,050
600,000	10.75%, 02/18/15 144A	624,300
1,675,000	Dar Al-Arkan Sukuk Co. Ltd.
	5.75%, 05/24/18 Reg S	1,679,187
600,000	DIP Sukuk Ltd.
	4.29%, 02/20/19 Reg S	606,000
1,900,000	Emaar Sukuk Ltd.
	6.40%, 07/18/19 Reg S	2,166,000
	Evergrande Real Estate Group Ltd.
400,000	8.75%, 10/30/16 (c) 144A	388,000
1,325,000	13.00%, 01/27/15 Reg S	1,365,412
700,000	Fibria Overseas Finance Ltd.
	5.25%, 05/12/24	695,800
300,000	Fufeng Group Ltd.
	7.63%, 09/03/14 (c) Reg S	312,000
1,900,000	Global A&T Electronics Ltd.
	10.00%, 02/01/16 (c) 144A	1,705,250
200,000	Glorious Property Holdings Ltd.
	13.25%, 03/04/16 (c) Reg S	147,200
1,100,000	Greenland Hong Kong Holdings Ltd.
	4.75%, 10/18/16 † Reg S	1,115,125
1,100,000	Greentown China Holdings Ltd.
	8.50%, 02/04/16 (c) Reg S	1,122,000
850,000	Guanay Finance Ltd.
	6.00%, 12/15/20 144A	903,125
950,000	Industrial Senior Trust
	5.50%, 11/01/22 144A	940,500
500,000	Intercorp Retail Trust
	8.88%, 11/14/15 (c) † Reg S	546,250
1,400,000	Jafz Sukuk Ltd.
	7.00%, 06/19/19 Reg S	1,615,600
2,125,000	JBS Finance II Ltd.
	8.25%, 01/29/15 (c) 144A	2,263,125
2,300,000	Kaisa Group Holdings Ltd.
	10.25%, 01/08/17 (c) † Reg S	2,466,750
1,500,000	KWG Property Holdings Ltd.
	8.98%, 01/14/17 (c) † Reg S	1,556,250
1,450,000	Longfor Properties Co. Ltd.
	6.75%, 01/29/18 (c) Reg S	1,411,685
1,000,000	MAF Global Securities Ltd.
	7.13%, 10/29/18 (c) Reg S	1,082,500
2,350,000	Marfrig Overseas Ltd.
	9.50%, 05/04/15 (c) 144A	2,513,795
500,000	MBPS Finance Co.
	11.25%, 09/03/14 (c) Reg S	507,500
2,760,000	MCE Finance Ltd.
	5.00%, 02/15/16 (c) 144A	2,753,100
1,000,000	MIE Holdings Corp.
	7.50%, 04/25/17 (c) 144A	1,058,750
200,000	Mongolian Mining Corp.
	8.88%, 03/29/15 (c) † Reg S	127,000
1,150,000	Nile Finance Ltd.
	5.25%, 08/05/15 Reg S	1,194,620
500,000	Parkson Retail Group Ltd.
	4.50%, 05/03/18 † Reg S	477,615
900,000	Shelf Drilling Holdings Ltd.
	8.63%, 05/01/15 (c) † 144A	958,500
	Shimao Property Holdings Ltd.
2,575,000	6.63%, 01/14/17 (c) † Reg S	2,581,437
700,000	9.65%, 08/03/17 (c) Reg S	732,900
	SOHO China Ltd.
600,000	5.75%, 11/07/15 (c) † Reg S	615,156
1,000,000	7.13%, 11/07/17 (c) † Reg S	1,013,127
1,600,000	Sukuk Funding No. 3 Ltd.
	4.35%, 12/03/18 Reg S	1,680,800
1,700,000	Sunac China Holdings Ltd.
	12.50%, 10/16/15 (c) Reg S	1,891,250
700,000	Suzano Trading Ltd.
	5.88%, 01/23/21 144A	736,750
950,000	TAM Capital 3, Inc.
	8.38%, 06/03/16 (c) 144A	1,040,250
400,000	Telemovil Finance Co. Ltd.
	8.00%, 10/01/14 (c) Reg S	418,000
2,500,000	Wynn Macau Ltd.
	5.25%, 10/15/16 (c) 144A	2,506,250
400,000	Yuzhou Properties Co., Ltd.
	8.63%, 01/24/17 (c) Reg S	400,000
		60,247,143
Chile: 0.9%
	AES Gener SA
300,000	8.38%, 06/18/19 (c) Reg S	337,800
600,000	8.38%, 06/18/19 (c) 144A	675,600
750,000	Automotores Gildemeister SA
	8.25%, 05/24/16 (c) † 144A	487,500
500,000	CFR International SpA
	5.13%, 12/06/17 (c) 144A	540,774
950,000	CorpGroup Banking SA
	6.75%, 03/15/18 (c) † 144A	945,085
374,245	Inversiones Alsacia SA
	8.00%, 02/18/15 (c) Reg S	252,615
500,000	Masisa SA
	9.50%, 05/05/17 (c) 144A	545,000
		3,784,374
China / Hong Kong: 2.7%
1,100,000	Bank of East Asia Ltd.
	8.50%, 11/05/19 (c)	1,288,072
400,000	Chalieco Hong Kong Corp. Ltd.
	6.88%, 02/28/17 (c) † Reg S	410,478
1,800,000	China CITIC Bank International Ltd.
	6.88%, 06/24/20 † Reg S	2,010,402
	CITIC Pacific Ltd.
550,000	6.63%, 04/15/21 Reg S	627,000
2,000,000	6.80%, 01/17/23 Reg S	2,317,500
1,700,000	6.88%, 01/21/18 Reg S	1,910,375
700,000	MCC Holding Hong Kong Corp. Ltd.
	4.88%, 07/29/16 Reg S	714,437
	Yancoal International Resources Development Co. Ltd.
1,150,000	5.73%, 05/16/22 Reg S	1,072,375
550,000	5.73%, 05/16/22 144A	512,875
	Zoomlion HK SPV Co. Ltd.
250,000	6.13%, 12/20/22 † Reg S	238,750
600,000	6.13%, 12/20/22 144A	573,000
		11,675,264
Colombia: 1.7%
1,175,000	Banco Davivienda SA
	5.88%, 07/09/22 144A	1,198,500
600,000	Banco GNB Sudameris SA
	3.88%, 05/02/18 144A	597,900
	Bancolombia SA
2,175,000	5.13%, 09/11/22 †	2,202,187
1,650,000	6.13%, 07/26/20 †	1,798,500
1,530,000	Colombia Telecomunicaciones SA ESP
	5.38%, 09/27/17 (c) 144A	1,549,125
		7,346,212
Costa Rica: 0.7%
900,000	Banco de Costa Rica
	5.25%, 08/12/18 144A	924,750
1,900,000	Banco Nacional de Costa Rica
	6.25%, 11/01/23 † 144A	1,957,000
		2,881,750
Croatia: 0.5%
	Agrokor D.D
750,000	8.88%, 02/01/16 (c) Reg S	833,438
50,000	8.88%, 02/01/16 (c) 144A	55,563
	Hrvatska Elektroprivreda
500,000	6.00%, 11/09/17 Reg S	530,000
600,000	6.00%, 11/09/17 144A	636,000
		2,055,001
Dominican Republic: 0.3%
	Aeropuertos Dominicanos Siglo XXI SA
600,000	9.75%, 11/13/15 (c) Reg S	583,500
275,000	9.75%, 11/13/15 (c) 144A	267,438
400,000	Banco de Reservas de la Republica Dominicana
	7.00%, 02/01/23 144A	416,000
		1,266,938
Georgia: 0.4%
	Bank of Georgia JSC
450,000	7.75%, 07/05/17 Reg S	484,875
500,000	7.75%, 07/05/17 144A	538,750
720,000	Georgian Railway JSC
	7.75%, 07/11/22 144A	819,144
		1,842,769
Hungary: 0.4%
1,500,000	MFB Magyar Fejlesztesi Bank Zrt
	6.25%, 10/21/20 144A	1,676,250
India: 0.9%
600,000	Bank of Baroda
	6.63%, 05/25/17 (c) Reg S	626,921
	ICICI Bank Ltd.
700,000	6.38%, 04/30/17 (c) Reg S	735,000
1,450,000	6.38%, 04/30/17 (c) 144A	1,522,500
1,000,000	State Bank of India
	6.44%, 05/15/17 (c) Reg S	1,004,361
		3,888,782
Indonesia: 1.7%
1,300,000	Bank Negara Indonesia Persero Tbk PT
	4.13%, 04/27/17 Reg S	1,353,560
	Gajah Tunggal Tbk PT
600,000	7.75%, 02/06/16 (c) Reg S	621,000
250,000	7.75%, 02/06/16 (c) † 144A	258,750
	Perusahaan Listrik Negara PT
2,500,000	5.50%, 11/22/21 Reg S	2,659,375
900,000	5.50%, 11/22/21 144A	957,375
1,545,000	PT Adaro Indonesia
	7.63%, 10/22/14 (c) 144A	1,612,594
		7,462,654
Ireland: 5.5%
	Alfa Bank OJSC
600,000	7.75%, 04/28/21 144A	612,840
2,350,000	7.88%, 09/25/17 † Reg S	2,455,750
1,200,000	7.88%, 09/25/17 144A	1,254,000
700,000	Brunswick Rail Finance Ltd.
	6.50%, 11/01/17 Reg S	693,000
	Credit Bank of Moscow
800,000	7.70%, 02/01/18 † Reg S	782,000
550,000	8.70%, 11/13/18 Reg S	512,875
800,000	EDC Finance Ltd.
	4.88%, 04/17/20 144A	732,000
	EuroChem Mineral & Chemical Co. OJSC
200,000	5.13%, 12/12/17 Reg S	193,500
700,000	5.13%, 12/12/17 144A	677,250
1,700,000	Gazprombank OJSC
	7.25%, 05/03/19 Reg S	1,661,750
300,000	Koks OAO Via Koks Finance Ltd.
	7.75%, 06/23/16 144A	270,000
	Metalloinvest Finance Ltd.
300,000	5.63%, 04/17/20 Reg S	275,250
2,250,000	5.63%, 04/17/20 144A	2,064,375
	Nomos Bank
200,000	7.25%, 04/25/18 144A	198,000
950,000	8.75%, 10/21/15 Reg S	958,313
1,100,000	10.00%, 04/26/19 144A	1,107,480
950,000	Phosagro OAO
	4.20%, 02/13/18 144A	904,875
450,000	Raspadskaya OJSC
	7.75%, 04/27/17 144A	436,500
	SCF Capital Ltd.
200,000	5.38%, 10/27/17 Reg S	196,000
1,000,000	5.38%, 10/27/17 144A	980,000
1,375,000	Sibur Securities Ltd.
	3.91%, 01/31/18 144A	1,258,125
	Vimpel Communications
200,000	7.75%, 02/02/21 Reg S	207,250
1,300,000	7.75%, 02/02/21 144A	1,347,125
3,550,000	9.13%, 04/30/18 144A	3,905,000
		23,683,258
Israel: 0.8%
1,500,000	B Communications Ltd.
	7.38%, 02/15/17 (c) 144A	1,603,125
1,750,000	Israel Electric Corp. Ltd.
	7.25%, 01/15/19 † 144A	1,977,500
		3,580,625
Kazakhstan: 1.9%
700,000	ATF Bank JSC
	9.00%, 05/11/16 † Reg S	722,225
	Halyk Savings Bank of Kazakhstan JSC
100,000	7.25%, 05/03/17 Reg S	108,750
2,175,000	7.25%, 05/03/17 144A	2,365,312
	Kazkommertsbank JSC
550,000	7.50%, 11/29/16 Reg S	558,360
750,000	7.50%, 11/29/16 144A	761,400
1,400,000	Samruk-Energy JSC
	3.75%, 12/20/17 Reg S	1,414,000
1,900,000	Zhaikmunai International BV
	7.13%, 11/13/16 (c) † 144A	2,075,750
		8,005,797
Luxembourg: 9.0%
1,500,000	ALROSA Finance SA
	7.75%, 11/03/20 144A	1,612,500
	Altice Financing SA
2,450,000	6.50%, 12/15/16 (c) 144A	2,523,500
1,850,000	7.88%, 12/15/15 (c) 144A	2,002,851
600,000	Cosan Luxembourg SA
	5.00%, 03/14/18 (c) Reg S	568,500
3,050,000	CSN Resources SA
	6.50%, 07/21/20 † 144A	3,141,500
	Evraz Group SA
250,000	6.75%, 04/27/18 Reg S	237,800
1,950,000	6.75%, 04/27/18 144A	1,854,840
1,975,000	7.40%, 04/24/17 144A	1,994,750
1,050,000	8.25%, 11/10/15 † 144A	1,082,382
975,000	Far East Capital Ltd. SA
	8.00%, 05/02/16 (c) 144A	711,750
700,000	Home Credit & Finance Bank
	9.38%, 04/24/18 (c) 144A	642,250
	MHP SA
200,000	8.25%, 04/02/20 Reg S	187,040
1,325,000	8.25%, 04/02/20 144A	1,239,140
1,200,000	Minerva Luxembourg SA
	7.75%, 01/31/18 (c) 144A	1,288,500
800,000	MOL Group Finance SA
	6.25%, 09/26/19 † Reg S	876,000
	Offshore Drilling Holding SA
700,000	8.38%, 09/20/17 (c) Reg S	771,750
1,150,000	8.38%, 09/20/17 (c) 144A	1,267,875
200,000	OJSC Promsvyazbank
	8.50%, 04/25/17 Reg S	204,500
900,000	Promsvyazbank OJSC
	8.50%, 04/25/17 144A	920,250
1,200,000	QGOG Constellation SA
	6.25%, 11/09/16 (c) Reg S	1,233,000
	Russian Agricultural Bank OJSC
300,000	6.00%, 06/03/16 (c) Reg S	282,000
800,000	6.00%, 06/03/16 (c) 144A	752,000
1,200,000	Russian Standard Bank
	9.25%, 07/11/15 (p) † Reg S	1,188,000
	Severstal OAO
2,750,000	5.90%, 10/17/22 144A	2,684,687
1,000,000	6.70%, 10/25/17 144A	1,064,660
900,000	Sistema JSFC
	6.95%, 05/17/19 144A	915,750
1,350,000	TMK OAO
	7.75%, 01/27/18 Reg S	1,360,125
700,000	Topaz Marine SA
	8.63%, 11/01/16 (c) 144A	742,000
1,800,000	Vimpel Communications OJSC
	8.25%, 05/23/16 144A	1,921,500
600,000	Virgolino de Oliveira Finance Ltd.
	10.50%, 01/28/15 (c) 144A	480,000
2,050,000	VTB Bank SA
	6.95%, 10/17/22 144A	1,943,912
900,000	Yapi ve Kredi Bankasi
	5.19%, 10/13/15 Reg S	928,440
		38,623,752
Malaysia: 0.1%
550,000	MMI International Ltd.
	8.00%, 03/01/15 (c) 144A	566,011
Marshall Islands: 0.2%
700,000	Navios South American Logistics, Inc.
	7.25%, 05/01/17 (c) 144A	715,750
Mexico: 5.8%
930,000	Axtel SAB de CV
	8.00%, 01/31/16 (c) (s) 144A	967,200
2,350,000	Banco Santander SA
	5.95%, 01/30/19 (c) † 144A	2,496,875
	BBVA Bancomer SA
450,000	6.01%, 05/17/17 (c) Reg S	473,063
150,000	6.01%, 05/17/17 (c) 144A	157,688
2,400,000	7.25%, 04/22/20 † 144A	2,762,880
	Cemex SAB de CV
3,575,000	6.50%, 12/10/17 (c) 144A	3,740,344
150,000	9.00%, 01/11/15 (c) Reg S	159,750
1,554,000	9.00%, 01/11/15 (c) 144A	1,655,010
900,000	Controladora Mabe SA de CV
	7.88%, 10/28/19 Reg S	1,017,000
600,000	Credito Real SAB de CV
	7.50%, 03/13/17 (c) 144A	649,500
	Empresas ICA SAB de CV
1,250,000	8.88%, 05/29/19 (c) 144A	1,281,250
1,540,000	8.90%, 02/04/16 (c) † Reg S	1,624,700
1,000,000	Grupo Elektra SAB de CV
	7.25%, 08/06/15 (c) Reg S	1,060,000
500,000	Grupo Idesa SA de CV
	7.88%, 12/18/17 (c) 144A	535,000
600,000	Grupo KUO SAB de CV
	6.25%, 12/04/17 (c) 144A	630,000
800,000	Grupo Papelero Scribe SAB de CV
	8.88%, 04/07/15 (c) 144A	786,000
500,000	Grupo Posadas SAB de CV
	7.88%, 11/30/15 (c) Reg S	510,000
500,000	Metalsa SA de CV
	4.90%, 04/24/23 144A	491,250
800,000	Office Depot de Mexico SA de CV
	6.88%, 09/20/17 (c) 144A	852,000
600,000	Servicios Corporativos Javer SAPI de CV
	9.88%, 04/06/16 (c) 144A	665,400
1,150,000	Tenedora Nemak SA
	5.50%, 02/28/18 (c) 144A	1,193,125
1,000,000	TV Azteca SAB de CV
	7.63%, 09/18/17 (c) Reg S	1,075,000
		24,783,035
Mongolia: 0.1%
600,000	Trade & Development Bank of Mongolia LLC
	8.50%, 09/20/15 Reg S	594,367
Morocco: 0.1%
500,000	BMCE Bank
	6.25%, 11/27/18 Reg S	523,225
Netherlands: 6.2%
	Access Finance BV
200,000	7.25%, 07/25/17 Reg S	202,486
1,150,000	7.25%, 07/25/17 144A	1,164,294
675,000	Ajecorp BV
	6.50%, 05/14/17 (c) 144A	631,463
750,000	CIMPOR Financial Operations BV
	5.75%, 07/17/19 (c) 144A	741,563
700,000	Credit Europe Bank NV
	8.00%, 01/24/18 (c) Reg S	720,160
	FBN Finance Co. BV
700,000	8.00%, 07/23/19 (c) 144A	709,310
400,000	8.25%, 08/07/18 (c) 144A	417,000
	GTB Finance BV
450,000	7.50%, 05/19/16 Reg S	473,625
1,050,000	7.50%, 05/19/16 144A	1,105,125
1,925,000	Indo Energy Finance II BV
	6.38%, 01/24/18 (c) 144A	1,612,187
	Intergas Finance BV
650,000	6.38%, 05/14/17 Reg S	710,938
550,000	6.38%, 05/14/17 144A	601,563
1,100,000	Listrindo Capital BV
	6.95%, 02/21/16 (c) Reg S	1,188,000
	Majapahit Holding BV
575,000	7.75%, 01/20/20 Reg S	682,094
3,705,000	7.75%, 01/20/20 † 144A	4,395,056
2,375,000	8.00%, 08/07/19 † 144A	2,835,156
800,000	Marfrig Holding Europe BV
	6.88%, 06/24/17 (c) 144A	802,000
	Metinvest BV
1,550,000	8.75%, 02/14/18 144A	1,321,685
200,000	10.25%, 05/20/15 144A	186,500
	VimpelCom Holdings BV
600,000	5.95%, 02/13/23 144A	561,000
1,200,000	7.50%, 03/01/22 Reg S	1,228,440
1,100,000	7.50%, 03/01/22 144A	1,126,070
2,585,000	VTR Finance BV
	6.88%, 01/15/19 (c) 144A	2,685,169
	WPE International Cooperatief UA
500,000	10.38%, 09/30/15 (c) Reg S	230,000
200,000	10.38%, 09/30/15 (c) 144A	92,000
		26,422,884
Nigeria: 0.3%
500,000	Fidelity Bank Plc
	6.88%, 05/09/18 144A	475,000
1,000,000	Zenith Bank Plc
	6.25%, 04/22/19 144A	998,750
		1,473,750
Panama: 0.5%
600,000	AES El Salvador Trust II
	6.75%, 03/28/18 (c) 144A	603,000
1,250,000	Avianca Holdings SA
	8.38%, 05/10/17 (c) 144A	1,340,625
		1,943,625
Paraguay: 0.4%
800,000	Banco Regional SAECA
	8.13%, 01/24/19 144A	888,000
600,000	Telefonica Celular del Paraguay SA
	6.75%, 12/13/17 (c) 144A	642,000
		1,530,000
Peru: 0.6%
675,000	Cia Minera Ares SAC
	7.75%, 01/23/18 (c) 144A	732,375
850,000	Corp Azucarera del Peru SA
	6.38%, 08/02/17 (c) Reg S	794,750
625,000	Corp Lindley SA
	4.63%, 04/12/23 144A	617,188
400,000	Ferreycorp SAA
	4.88%, 04/26/17 (c) 144A	398,600
		2,542,913
Philippines: 0.3%
1,150,000	BDO Unibank, Inc.
	4.50%, 02/16/17 † Reg S	1,214,687
Russia: 0.2%
	Mriya Agro Holding Plc
400,000	9.45%, 04/19/18 Reg S	322,080
25,000	9.45%, 04/19/18 144A	20,130
	Ukrlandfarming Plc
400,000	10.88%, 03/26/18 Reg S	366,000
225,000	10.88%, 03/26/18 144A	205,875
		914,085
Singapore: 1.1%
111,000	Bakrie Telecom Pte. Ltd.
	11.50%, 09/03/14 (c) (d) * Reg S	12,765
	Berau Capital Resources Pte Ltd.
200,000	12.50%, 09/03/14 (c) Reg S	207,750
700,000	12.50%, 09/04/14 (c) 144A	727,125
	Bumi Investment Pte Ltd.
300,000	10.75%, 10/06/14 (c) Reg S	142,500
1,200,000	10.75%, 10/06/14 (c) 144A	570,000
1,168,000	STATS ChipPAC Ltd.
	4.50%, 03/20/16 (c) 144A	1,186,980
400,000	TBG Global Pte Ltd.
	4.63%, 04/03/16 (c) 144A	407,000
600,000	Theta Capital Pte Ltd.
	6.13%, 11/14/16 (c) Reg S	613,930
	Yanlord Land Group Ltd.
500,000	10.63%, 03/29/15 (c) Reg S	546,250
200,000	10.63%, 03/29/15 (c) 144A	218,500
		4,632,800
South Africa: 0.3%
1,300,000	African Bank Ltd.
	6.00%, 06/15/16 Reg S	1,231,620
South Korea: 0.9%
	Woori Bank Co. Ltd.
2,500,000	4.75%, 04/30/24 144A	2,532,110
1,350,000	6.21%, 05/02/17 (c) 144A	1,463,229
		3,995,339
Spain: 0.8%
	Cemex Espana Luxembourg
920,000	9.25%, 05/12/15 (c) Reg S	1,000,500
2,075,000	9.88%, 04/30/16 (c) 144A	2,334,375
		3,334,875
Sri Lanka: 0.9%
	Bank of Ceylon
600,000	5.33%, 04/16/18 Reg S	615,000
1,250,000	6.88%, 05/03/17 Reg S	1,332,812
75,000	6.88%, 05/03/17 144A	79,969
1,550,000	National Savings Bank
	8.88%, 09/18/18 144A	1,774,750
		3,802,531
Sweden: 0.3%
1,150,000	Eileme 2 AB
	11.63%, 01/31/16 (c) Reg S	1,355,562
Turkey: 3.0%
1,150,000	Arcelik AS
	5.00%, 04/03/23 144A	1,119,812
	Finansbank AS
1,100,000	5.15%, 11/01/17 Reg S	1,131,350
650,000	5.15%, 11/01/17 144A	668,525
900,000	6.25%, 04/30/19 144A	946,170
1,300,000	Tupras Turkiye Petrol Rafinerileri AS
	4.13%, 05/02/18 144A	1,296,750
1,200,000	Turk Telekomunikasyon AS
	4.88%, 06/19/24 144A	1,186,200
	Turkiye Is Bankasi SA
500,000	6.00%, 10/24/22 Reg S	508,750
2,350,000	6.00%, 10/24/22 144A	2,391,125
	Turkiye Sise ve Cam Fabrikalari AS
400,000	4.25%, 05/09/20 Reg S	386,000
600,000	4.25%, 05/09/20 144A	579,000
	Turkiye Vakiflar Bankasi Tao
1,000,000	6.00%, 11/01/22 Reg S	1,005,000
840,000	6.00%, 11/01/22 144A	844,200
1,050,000	Yapi ve Kredi Bankasi AS
	5.50%, 12/06/22 144A	1,022,175
		13,085,057
United Kingdom: 5.2%
	AngloGold Ashanti Holdings Plc
2,375,000	5.13%, 08/01/22 †	2,318,620
600,000	5.38%, 04/15/20	615,874
550,000	6.50%, 04/15/40	523,879
2,150,000	8.50%, 07/30/16 (c)	2,440,787
	DTEK Finance Plc
300,000	7.88%, 04/04/18 Reg S	228,060
1,750,000	7.88%, 04/04/18 144A	1,330,350
	Ferrexpo Finance Plc
200,000	7.88%, 04/07/16 Reg S	195,000
925,000	7.88%, 04/07/16 144A	901,875
2,000,000	Oschadbank
	8.25%, 03/10/16 Reg S	1,850,400
1,025,000	Polyus Gold International Ltd.
	5.63%, 04/29/20 144A	976,313
700,000	Ukraine Railways via Shortline Plc
	9.50%, 05/21/18 144A	609,140
	Ukreximbank
1,000,000	8.38%, 04/27/15 Reg S	945,000
500,000	8.75%, 01/22/18 Reg S	451,350
	Vedanta Resources Plc
1,350,000	6.00%, 01/31/19 144A	1,393,875
1,300,000	6.00%, 01/31/19 Reg S	1,342,250
200,000	6.75%, 06/07/16 144A	210,900
1,875,000	8.25%, 06/07/21 144A	2,131,641
2,950,000	9.50%, 07/18/18 144A	3,422,000
600,000	West China Cement Ltd.
	7.50%, 01/25/15 (c) 144A	622,500
		22,509,814
United States: 2.2%
	Cemex Finance LLC
2,750,000	6.00%, 04/01/19 (c) 144A	2,756,875
1,300,000	9.38%, 10/12/17 (c) † Reg S	1,488,500
2,240,000	9.38%, 10/12/17 (c) 144A	2,564,800
2,275,000	JBS USA, LLC
	7.25%, 06/01/15 (c) 144A	2,445,625
		9,255,800
Venezuela: 7.3%
1,350,000	CA La Electricidad de Caracas
	8.50%, 04/10/18 Reg S	1,103,625
	Petroleos de Venezuela SA
2,835,000	5.00%, 10/28/15	2,675,531
3,875,000	5.25%, 04/12/17 Reg S	3,284,062
8,070,000	5.38%, 04/12/27 Reg S	4,874,280
6,250,000	5.50%, 04/12/37 Reg S	3,593,750
800,000	6.00%, 05/16/24 144A	522,500
2,800,000	8.50%, 11/02/17 Reg S	2,614,500
6,140,000	8.50%, 11/02/17 144A	5,733,225
1,050,000	9.00%, 11/17/21 Reg S	897,750
4,575,000	9.00%, 11/17/21 † 144A	3,911,625
1,345,000	12.75%, 02/17/22 144A	1,351,725
810,000	12.75%, 02/17/22 † Reg S	814,050
		31,376,623
Total Corporate Bonds (Cost: $400,101,312)		401,430,857
GOVERNMENT OBLIGATIONS: 4.6%
Argentina: 1.6%
	City of Buenos Aires, Argentina
500,000	9.95%, 03/01/17 144A	500,000
375,000	12.50%, 04/06/15 Reg S	375,000
	Provincia de Buenos Aires, Argentina
100,000	9.38%, 09/14/18 Reg S	91,000
1,750,000	9.38%, 09/14/18 144A	1,592,500
225,000	10.88%, 01/26/21 Reg S	210,375
1,765,000	10.88%, 01/26/21 144A	1,650,275
1,675,000	11.75%, 10/05/15 Reg S	1,599,625
	Provincia de Cordoba
500,000	12.38%, 08/17/17 Reg S	456,250
600,000	12.38%, 08/17/17 144A	547,500
		7,022,525
Azerbaijan: 0.7%
	State Oil Co. of the Azerbaijan Republic
2,000,000	4.75%, 03/13/23 Reg S	2,005,000
900,000	5.45%, 02/09/17 Reg S	958,500
		2,963,500
Costa Rica: 0.4%
1,700,000	Instituto Costarricense de Electricidad
	6.95%, 11/10/21 144A	1,853,000
Hungary: 0.3%
1,300,000	Magyar Export-Import Bank Zrt
	5.50%, 02/12/18 Reg S	1,400,906
Mongolia: 0.2%
800,000	Development Bank of Mongolia, LLC
	5.75%, 03/21/17 Reg S	764,000
Turkey: 0.6%
	Export Credit Bank of Turkey
450,000	5.88%, 04/24/19 Reg S	484,853
1,900,000	5.88%, 04/24/19 144A	2,047,155
		2,532,008
Ukraine: 0.8%
	Financing of Infrastructural Projects State Enterprise
100,000	7.40%, 04/20/18 Reg S	96,500
275,000	7.40%, 04/20/18 144A	265,375
2,300,000	8.38%, 11/03/17 144A	2,228,125
700,000	9.00%, 12/07/17 144A	696,500
		3,286,500
Total Government Obligations (Cost: $19,347,884)		19,822,439

Number of Shares
MONEY MARKET FUND: 0.7% (Cost: $3,051,449)
3,051,449	Dreyfus Government Cash Management Fund
		3,051,449
Total Investments Before Collateral for Securities Loaned: 98.8%
(Cost: $422,500,645)		424,304,745

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 9.7%
Repurchase Agreements: 9.7%
$9,934,612	Repurchase agreement dated 7/31/14 with Citigroup Global Markets, Inc., 0.09% due 8/1/14, proceeds $9,934,637; (collateralized by various U.S. government and agency obligations, 1.13% to 8.00%, due 10/1/17 to 6/15/50, valued at $10,133,305 including accrued interest)	9,934,612
9,934,612	Repurchase agreement dated 7/31/14 with HSBC Securities USA, Inc., 0.07% due 8/1/14, proceeds $9,934,631; (collateralized by various U.S. government and agency obligations, 0.00% to 4.13%, due 8/7/14 to 2/15/21, valued at $10,133,333 including accrued interest)	9,934,612
2,090,348	Repurchase agreement dated 7/31/14 with J.P. Morgan Securities, LLC, 0.06% due 8/1/14, proceeds $2,090,351; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/25 to 2/15/43, valued at $2,132,199 including accrued interest)	2,090,348
9,934,612	Repurchase agreement dated 7/31/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09% due 8/1/14, proceeds $9,934,637; (collateralized by various U.S. government and agency obligations, 2.18% to 4.50%, due 12/1/27 to 7/1/44, valued at $10,133,304 including accrued interest)	9,934,612
9,934,612	Repurchase agreement dated 7/31/14 with Mizuho Securities USA, Inc., 0.09% due 8/1/14, proceeds $9,934,637; (collateralized by various U.S. government and agency obligations, 0.13% to 9.50%, due 9/15/15 to 8/15/43, valued at $10,133,304 including accrued interest)	9,934,612
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $41,828,796)		41,828,796
Total Investments: 108.5% (Cost: $464,329,441)		466,133,541
Liabilities in excess of other assets: (8.5)%		(36,662,868)
NET ASSETS: 100.0%		$429,470,673

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $40,220,637.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $260,670,600, or 60.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	11.9%	$50,443,668
Communications	10.8	45,580,031
Consumer, Cyclical	4.0	16,973,167
Consumer, Non-cyclical	5.0	21,109,861
Diversified	0.4	1,823,125
Energy	15.5	65,603,812
Financial	32.8	139,333,584
Government	4.3	18,255,289
Industrial	7.9	33,689,081
Technology	0.4	1,752,991
Utilities	6.3	26,688,687
Money Market Fund	0.7	3,051,449
	100.0%	$424,304,745

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$401,430,857	$—	$401,430,857
Government Obligations*	—	19,822,439	—	19,822,439
Money Market Fund	3,051,449	—	—	3,051,449
Repurchase Agreements	—	41,828,796	—	41,828,796
Total	$3,051,449	$463,082,092	$—	$466,133,541

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 12.9%
Brazil: 3.9%
BRL	33,098,000	Banco do Brasil SA
		9.75%, 07/18/17 † Reg S	$14,205,307
	2,969,000	Banco Safra Cayman Islands Ltd.
		10.88%, 04/03/17 Reg S	1,257,884
	9,736,000	Banco Safra SA
		10.25%, 08/08/16 Reg S	4,189,329
	19,470,000	Cia Energetica de Sao Paulo (TIPS)
		14.76%, 01/15/15 Reg S	13,491,071
	2,000,000	Concessionaria Ecovias dos Imigrantes SA (TIPS)
		4.51%, 04/15/24	879,186
			34,022,777
Finland: 0.0%
MXN	450,000	Municipality Finance Plc
		5.70%, 03/30/15	34,416
Germany: 0.7%
		Landwirtschaftliche Rentenbank
BRL	2,000,000	6.25%, 09/12/16 Reg S	821,351
MXN	63,839,000	8.50%, 02/22/16	5,246,347
			6,067,698
Ireland: 3.3%
RUB	1,036,600,000	RusHydro JSC
		7.88%, 10/28/15 Reg S	28,321,502
Netherlands: 0.4%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
MXN	24,360,000	6.69%, 10/05/15 ^	1,786,731
	14,730,000	9.20%, 09/28/15	1,193,271
			2,980,002
Russia: 0.3%
RUB	105,260,000	Federal Hydrogenerating Co. JSC
		8.00%, 04/18/16 (p)	2,883,197
South Africa: 4.3%
		Eskom Holdings Ltd.
ZAR	5,350,000	7.85%, 04/02/26	461,727
	57,330,000	8.91%, 08/18/27 ^	1,471,166
	224,000,000	9.25%, 04/20/18	22,007,684
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,943,005
	4,500,000	10.50%, 09/17/20	445,233
	105,900,000	10.80%, 11/06/23	10,734,978
	5,000,000	13.50%, 04/18/28	559,716
			37,623,509
Total Corporate Bonds (Cost: $140,406,642)			111,933,101
GOVERNMENT OBLIGATIONS: 84.6%
Brazil: 5.7%
		Brazilian Government International Bonds
BRL	2,590,000	8.50%, 01/05/24 †	1,088,740
	4,560,000	10.25%, 01/10/28	2,062,757
	2,860,000	12.50%, 01/05/22 †	1,454,676
		Letra do Tesouro Nacional
	5,500,000	7.56%, 01/01/15 ^	2,321,675
	23,200,000	7.65%, 01/01/16 ^	8,799,659
	20,200,000	7.84%, 04/01/15 ^	8,314,548
	7,900,000	8.25%, 07/01/16 ^	2,833,359
	2,000,000	11.33%, 07/01/15 ^	802,301
	3,900,000	12.45%, 07/01/17 ^	1,249,358
		Nota do Tesouro Nacional, Series F
	14,400,000	10.00%, 01/01/17	6,170,393
	3,100,000	10.00%, 01/01/18	1,309,403
	12,600,000	10.00%, 01/01/21	5,138,703
	17,100,000	10.00%, 01/01/23	6,855,215
	2,600,000	10.00%, 01/01/25	1,016,964
			49,417,751
Chile: 2.9%
CLP	13,782,000,000	Chilean Government International Bonds
		5.50%, 08/05/20	25,599,432
Colombia: 4.8%
		Colombian Government International Bonds
COP	1,419,000,000	4.38%, 12/21/22 (c)	683,020
	8,087,000,000	7.75%, 04/14/21	4,869,291
	3,039,000,000	12.00%, 10/22/15	1,769,190
	2,116,000,000	Republic of Colombia
		9.85%, 06/28/27	1,459,963
		Titulos de Tesoreria
	4,362,700,000	5.00%, 11/21/18	2,261,286
	5,070,400,000	6.00%, 04/28/28	2,455,196
	4,967,900,000	7.00%, 09/11/19	2,764,236
	5,113,800,000	7.00%, 05/04/22	2,789,160
	9,050,700,000	7.25%, 06/15/16	5,001,655
	13,751,500,000	8.00%, 10/28/15	7,595,491
	9,343,200,000	10.00%, 07/24/24	6,162,100
	6,000,000,000	11.00%, 07/24/20	3,933,289
			41,743,877
Hungary: 4.2%
		Hungarian Government Bonds
HUF	28,720,000	5.50%, 02/12/16	128,051
	368,420,000	5.50%, 12/20/18	1,686,259
	31,270,000	5.50%, 06/24/25	146,647
	1,017,570,000	6.00%, 11/24/23 †	4,795,948
	884,580,000	6.50%, 06/24/19	4,207,497
	413,590,000	6.75%, 08/22/14	1,764,943
	857,470,000	6.75%, 02/24/17	3,979,781
	816,250,000	6.75%, 11/24/17	3,856,279
	856,580,000	7.00%, 06/24/22	4,258,280
	664,630,000	7.50%, 11/12/20	3,351,650
	994,710,000	7.75%, 08/24/15	4,483,831
	889,970,000	8.00%, 02/12/15	3,899,333
			36,558,499
Indonesia: 6.2%
		Indonesian Treasury Bonds
IDR	3,873,000,000	6.13%, 05/15/28	273,297
	3,000,000,000	6.38%, 04/15/42	194,342
	42,533,000,000	6.63%, 05/15/33	2,999,488
	8,762,000,000	7.00%, 05/15/22	714,526
	3,054,000,000	7.00%, 05/15/27	236,761
	8,937,000,000	7.88%, 04/15/19	773,472
	4,589,000,000	8.25%, 07/15/21	402,693
	13,559,000,000	8.25%, 06/15/32	1,136,216
	22,028,000,000	8.38%, 03/15/24	1,954,503
	4,822,000,000	8.38%, 09/15/26	418,226
	11,376,000,000	8.38%, 03/15/34	961,080
	23,085,000,000	9.00%, 03/15/29	2,085,377
	9,381,000,000	9.50%, 07/15/23	879,802
	34,711,000,000	9.50%, 07/15/31	3,245,490
	6,552,000,000	9.50%, 05/15/41	606,191
	23,692,000,000	9.75%, 05/15/37	2,233,787
	6,104,000,000	10.00%, 07/15/17	561,605
	17,562,000,000	10.00%, 09/15/24	1,706,831
	37,084,000,000	10.00%, 02/15/28	3,598,104
	21,927,000,000	10.25%, 07/15/22	2,127,087
	60,988,000,000	10.25%, 07/15/27	6,041,070
	49,242,000,000	10.50%, 08/15/30	4,993,583
	11,812,000,000	10.50%, 07/15/38	1,188,597
	6,701,000,000	10.75%, 05/15/16	613,503
	9,781,000,000	11.00%, 11/15/20	974,932
	70,589,000,000	11.00%, 09/15/25	7,301,259
	9,856,000,000	11.50%, 09/15/19	982,195
	24,947,000,000	11.60%, 08/15/18	2,445,000
	19,894,000,000	12.80%, 06/15/21	2,155,692
			53,804,709
Malaysia: 8.6%
		Malaysian Government Bonds
MYR	3,334,000	3.17%, 07/15/16	1,040,806
	13,070,000	3.20%, 10/15/15	4,093,376
	2,990,000	3.26%, 03/01/18	926,951
	13,450,000	3.31%, 10/31/17	4,179,470
	14,420,000	3.42%, 08/15/22	4,377,562
	8,624,000	3.43%, 08/15/14	2,698,694
	6,940,000	3.48%, 03/15/23	2,109,738
	4,830,000	3.49%, 03/31/20	1,491,657
	13,790,000	3.58%, 09/28/18	4,316,339
	2,522,000	3.73%, 06/15/28	751,428
	5,877,000	3.74%, 02/27/15	1,847,169
	4,067,000	3.81%, 02/15/17	1,282,932
	7,740,000	3.84%, 08/12/15	2,438,500
	1,519,000	3.89%, 07/31/20	477,176
	7,700,000	3.89%, 03/15/27	2,336,767
	4,990,000	4.01%, 09/15/17	1,585,705
	4,510,000	4.13%, 04/15/32	1,382,189
	19,120,000	4.16%, 07/15/21	6,119,782
	8,299,000	4.23%, 06/30/31	2,580,488
	17,255,000	4.24%, 02/07/18	5,519,284
	13,332,000	4.26%, 09/15/16	4,250,864
	16,198,000	4.38%, 11/29/19	5,224,990
	24,867,000	4.39%, 04/15/26	8,018,378
	15,844,000	5.73%, 07/30/19	5,417,027
			74,467,272
Mexico: 6.0%
		Mexican Government International Bonds
MXN	499,000	5.00%, 06/15/17	38,995
	30,419,000	6.50%, 06/10/21	2,454,450
	50,000,000	6.50%, 06/09/22	3,993,611
	78,100,300	7.50%, 06/03/27	6,621,304
	79,973,000	7.75%, 05/29/31	6,808,263
	4,800,000	7.75%, 11/23/34	408,548
	53,060,000	7.75%, 11/13/42	4,462,778
	1,010,000	8.00%, 12/17/15	81,306
	30,836,900	8.00%, 06/11/20	2,679,697
	14,560,000	8.00%, 12/07/23	1,275,827
	7,489,700	8.50%, 12/13/18	650,789
	51,628,000	8.50%, 05/31/29	4,708,417
	65,513,900	8.50%, 11/18/38	5,961,606
	42,234,000	10.00%, 12/05/24	4,218,108
	76,968,000	10.00%, 11/20/36	8,011,890
			52,375,589
Nigeria: 3.0%
		Nigerian Government Bonds
NGN	552,200,000	4.00%, 04/23/15	3,268,847
	1,207,260,000	7.00%, 10/23/19	6,265,225
	75,000,000	13.05%, 08/16/16	481,779
	902,670,000	15.10%, 04/27/17	6,121,876
	35,200,000	16.00%, 06/29/19	257,647
	1,278,060,000	16.39%, 01/27/22	9,630,841
			26,026,215
Peru: 2.9%
		Peruvian Government Bonds
PEN	790,000	5.20%, 09/12/23	284,202
	9,798,000	6.90%, 08/12/37	3,696,242
	12,190,000	6.95%, 08/12/31	4,759,880
	22,453,000	7.84%, 08/12/20	9,327,335
	12,135,000	8.20%, 08/12/26	5,371,838
	3,620,000	8.60%, 08/12/17	1,477,652
	1,650,000	9.91%, 05/05/15	620,098
			25,537,247
Philippines: 3.1%
		Philippine Government International Bonds
PHP	286,000,000	3.90%, 11/26/22	6,646,803
	303,500,000	4.95%, 01/15/21	7,542,129
	489,000,000	6.25%, 01/14/36	12,286,856
			26,475,788
Poland: 9.6%
		Polish Government Bonds
PLN	13,720,000	2.50%, 07/25/18	4,341,000
	8,850,000	3.11%, 01/25/16 ^	2,734,284
	9,574,000	3.75%, 04/25/18	3,168,651
	6,940,000	4.75%, 10/25/16	2,332,740
	18,466,000	4.75%, 04/25/17	6,252,315
	17,581,000	5.00%, 04/25/16	5,869,260
	12,401,000	5.25%, 10/25/17	4,285,402
	28,575,000	5.25%, 10/25/20	10,277,804
	31,280,000	5.50%, 04/25/15	10,236,858
	22,971,000	5.50%, 10/25/19	8,256,055
	26,911,000	5.75%, 10/25/21	9,992,480
	30,449,000	5.75%, 09/23/22	11,398,981
	12,457,000	6.25%, 10/24/15	4,172,441
			83,318,271
Romania: 2.9%
		Romanian Government Bonds
RON	4,740,000	5.60%, 11/28/18	1,591,149
	15,100,000	5.75%, 01/27/16	4,809,430
	20,040,000	5.80%, 10/26/15	6,364,799
	9,640,000	5.85%, 04/26/23	3,310,208
	26,280,000	5.90%, 07/26/17	8,641,852
	2,430,000	5.95%, 06/11/21	817,199
			25,534,637
Russia: 2.9%
		Russian Federal Bonds
RUB	22,840,000	6.80%, 12/11/19	579,201
	135,178,000	7.00%, 01/25/23	3,316,850
	74,947,000	7.00%, 08/16/23	1,835,523
	90,140,000	7.05%, 01/19/28	2,111,581
	6,313,000	7.35%, 01/20/16	173,363
	12,442,000	7.40%, 06/14/17	333,612
	70,508,000	7.50%, 03/15/18	1,878,941
	105,099,000	7.50%, 02/27/19	2,762,458
	127,700,000	7.60%, 04/14/21	3,299,256
	220,555,000	7.60%, 07/20/22	5,636,578
	5,000,000	7.85%, 03/10/18 Reg S	134,644
	130,500,000	8.15%, 02/03/27	3,388,053
	479,000	11.20%, 12/17/14	13,577
			25,463,637
South Africa: 4.6%
		South African Government Bonds
ZAR	47,874,000	6.25%, 03/31/36	3,336,326
	64,524,000	6.50%, 02/28/41	4,521,647
	24,944,804	6.75%, 03/31/21	2,197,619
	84,997,000	7.00%, 02/28/31	6,732,327
	58,407,000	7.25%, 01/15/20	5,352,346
	37,320,000	7.75%, 02/28/23	3,415,073
	41,642,000	8.00%, 12/21/18	3,969,546
	4,750,000	8.25%, 09/15/17	456,956
	49,350,000	8.75%, 02/28/48	4,450,273
	50,666,000	10.50%, 12/21/26	5,523,651
	800	13.50%, 09/15/15	80
			39,955,844
Supranational: 3.6%
IDR	1,000,000,000	African Development Bank
		7.00%, 03/06/17	85,701
MXN	11,960,000	Asian Development Bank
		6.55%, 01/28/15	921,606
		European Investment Bank
	6,730,000	5.33%, 09/01/15 ^	494,337
HUF	549,600,000	6.50%, 01/05/15	2,386,202
ZAR	7,995,000	8.50%, 11/04/14	749,625
TRY	1,800,000	8.50%, 07/25/19	851,605
ZAR	2,890,000	9.00%, 12/21/18 Reg S	283,531
BRL	9,570,000	9.65%, 10/22/19 ^	2,583,549
MXN	168,510,000	Inter-American Development Bank
		8.00%, 01/26/16	13,696,770
BRL	300,000	International Bank for Reconstruction & Development
		9.50%, 03/02/17	131,352
MXN	117,060,000	International Finance Corp.
		6.00%, 01/28/16	9,283,505
			31,467,783
Thailand: 5.9%
		Thailand Government Bonds
THB	68,518,000	2.80%, 10/10/17	2,140,286
	96,619,000	3.13%, 12/11/15	3,045,102
	157,094,000	3.25%, 06/16/17	4,985,222
	148,760,000	3.45%, 03/08/19	4,697,749
	54,670,000	3.58%, 12/17/27	1,681,769
	17,944,000	3.63%, 05/22/15	565,477
	90,505,000	3.63%, 06/16/23	2,833,100
	154,707,000	3.65%, 12/17/21	4,894,080
	118,430,000	3.85%, 12/12/25	3,764,451
	155,570,000	3.88%, 06/13/19	5,027,585
	102,644,000	4.13%, 11/18/16	3,315,593
	140,366,000	4.75%, 12/20/24	4,787,211
	49,415,000	4.88%, 06/22/29	1,734,802
	86,278,000	5.13%, 03/13/18	2,894,341
	30,186,000	5.40%, 07/27/16	994,239
	30,977,000	5.50%, 03/13/23	1,107,912
	23,507,000	5.63%, 01/12/19	811,249
	52,214,000	5.85%, 03/31/21	1,871,396
			51,151,564
Turkey: 7.7%
		Turkish Government Bonds
TRY	880,000	5.00%, 05/13/15	401,367
	14,000,000	6.30%, 02/14/18	6,139,664
	4,610,000	6.50%, 01/07/15	2,140,653
	21,010,000	7.10%, 03/08/23	8,819,665
	4,880,000	7.50%, 09/24/14	2,278,591
	2,440,000	8.30%, 10/07/15	1,140,862
	1,840,000	8.30%, 06/20/18	855,604
	14,260,000	8.50%, 09/14/22	6,544,517
	962,000	8.80%, 11/14/18	455,853
	13,734,000	8.80%, 09/27/23	6,411,953
	11,560,000	9.00%, 01/27/16	5,458,956
	12,440,000	9.00%, 03/08/17	5,903,513
	15,288,000	9.50%, 01/12/22	7,458,169
	7,534,000	10.00%, 06/17/15	3,567,249
	16,425,000	10.50%, 01/15/20	8,319,121
	1,730,000	11.00%, 08/06/14	807,046
			66,702,783
Total Government Obligations (Cost: $796,382,328)			735,600,898

Number of Shares
MONEY MARKET FUND: 0.5% (Cost: $4,098,639)
	4,098,639	Dreyfus Government Cash Management Fund
			4,098,639
Total Investments Before Collateral for Securities Loaned: 98.0%
(Cost: $940,887,609)			851,632,638

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.4%
Repurchase Agreements: 1.4%
USD	2,932,619	Repurchase agreement dated 7/31/14 with Citigroup Global Markets, Inc., 0.09% due 8/1/14, proceeds $2,932,626; (collateralized by various U.S. government and agency obligations, 1.13% to 8.00%, due 10/1/17 to 6/15/50, valued at $2,991,272 including accrued interest)	2,932,619
	2,932,619	Repurchase agreement dated 7/31/14 with HSBC Securities USA, Inc., 0.07% due 8/1/14, proceeds $2,932,625; (collateralized by various U.S. government and agency obligations, 0.00% to 4.13%, due 8/7/14 to 2/15/21, valued at $2,991,280 including accrued interest)	2,932,619
	616,727	Repurchase agreement dated 7/31/14 with J.P. Morgan Securities, LLC, 0.06% due 8/1/14, proceeds $616,728; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/25 to 2/15/43, valued at $629,075 including accrued interest)	616,727
	2,932,619	Repurchase agreement dated 7/31/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09% due 8/1/14, proceeds $2,932,626; (collateralized by various U.S. government and agency obligations, 2.18% to 4.50%, due 12/1/27 to 7/1/44, valued at $2,991,271 including accrued interest)	2,932,619
	2,932,619	Repurchase agreement dated 7/31/14 with Mizuho Securities USA, Inc., 0.09% due 8/1/14, proceeds $2,932,626; (collateralized by various U.S. government and agency obligations, 0.13% to 9.50%, due 9/15/15 to 8/15/43, valued at $2,991,271 including accrued interest)	2,932,619
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $12,347,203)			12,347,203
Total Investments: 99.4% (Cost: $953,234,812)			863,979,841
Other assets less liabilities: 0.6%			5,378,434
NET ASSETS: 100.0%			$869,358,275

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $11,197,034.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
TIPS	Treasury Inflation Protected Securities

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Consumer, Non-cyclical	0.1%	$879,186
Financial	3.4	28,700,220
Government	86.4	735,635,314
Industrial	1.6	13,682,932
Utilities	8.0	68,636,347
Money Market Fund	0.5	4,098,639
	100.0%	$851,632,638

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$111,933,101	$—	$111,933,101
Government Obligations*	—	735,600,898	—	735,600,898
Money Market Fund	4,098,639	—	—	4,098,639
Repurchase Agreements	—	12,347,203	—	12,347,203
Total	$4,098,639	$859,881,202	$—	$863,979,841

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 98.7%
Cayman Islands: 1.3%
$100,000	Mizuho Capital Investment 1 Ltd.
	6.69%, 06/30/16 (c) Reg S	$108,250
100,000	Resona Preferred Global Securities Cayman Ltd.
	7.19%, 07/30/15 (c) Reg S	105,000
		213,250
Finland: 2.0%
150,000	Nokia OYJ
	5.38%, 05/15/19	159,750
150,000	UPM-Kymmene OYJ
	7.45%, 11/26/27 144A	166,875
		326,625
France: 4.2%
60,000	Banque PSA Finance
	5.75%, 04/04/21 144A	64,200
200,000	Credit Agricole SA
	6.64%, 05/31/17 (c) Reg S	212,725
300,000	Lafarge SA
	6.20%, 07/09/15 144A	313,500
100,000	Societe Generale
	5.92%, 04/05/17 (c) Reg S	107,125
		697,550
Japan: 1.2%
200,000	SoftBank Corp.
	4.50%, 04/15/20 144A	201,250
Liberia: 0.3%
50,000	Royal Caribbean Cruises
	7.25%, 03/15/18	56,750
Luxembourg: 11.8%
	ArcelorMittal
100,000	5.75%, 08/05/20	104,375
450,000	6.00%, 03/01/21	468,562
300,000	6.13%, 06/01/18	321,000
250,000	7.25%, 03/01/41	256,250
100,000	10.35%, 06/01/19	125,000
	Telecom Italia Capital
50,000	6.00%, 09/30/34	49,250
250,000	6.38%, 11/15/33	252,500
250,000	7.00%, 06/04/18	283,750
100,000	7.20%, 07/18/36	107,625
		1,968,312
Netherlands: 1.6%
250,000	EDP Finance BV
	6.00%, 02/02/18 Reg S	272,638
Norway: 2.8%
	Eksportfinans ASA
255,000	2.00%, 09/15/15	255,326
85,000	2.38%, 05/25/16	85,463
125,000	5.50%, 06/26/17	134,635
		475,424
Spain: 0.3%
50,000	BBVA International Preferred SAU
	5.92%, 04/18/17 (c)	52,250
United Kingdom: 7.6%
300,000	Barclays Bank Plc
	7.63%, 11/21/22	339,187
212,000	Barclays Plc
	6.63%, 09/15/19 (c)	209,811
100,000	Hanson Ltd.
	6.13%, 08/15/16	108,500
125,000	HBOS Plc
	6.75%, 05/21/18 144A	143,103
	Royal Bank of Scotland Group Plc
150,000	5.05%, 01/08/15	152,766
300,000	7.64%, 09/30/17 (c)	320,250
		1,273,617
United States: 65.6%
300,000	ADT Corp.
	3.50%, 07/15/22	266,250
	Alcatel-Lucent USA, Inc.
100,000	6.45%, 03/15/29	97,000
75,000	6.50%, 01/15/28	72,750
	Alcoa, Inc.
225,000	5.40%, 01/15/21 (c)	240,993
150,000	5.90%, 02/01/27	160,253
150,000	6.15%, 08/15/20	165,293
125,000	6.75%, 07/15/18	142,008
	Ally Financial, Inc.
100,000	6.75%, 12/01/14	101,375
100,000	8.00%, 11/01/31	124,500
100,000	Ameren Energy Generating Co.
	7.95%, 06/01/32	99,000
150,000	Aviation Capital Group
	6.75%, 04/06/21 144A	170,236
250,000	Avon Products, Inc.
	5.00%, 03/15/23 †	244,330
100,000	Bank of America Corp.
	8.13%, 05/15/18 (c)	111,220
100,000	Best Buy Co., Inc.
	5.50%, 12/15/20 (c) †	103,250
	CenturyLink, Inc.
125,000	6.88%, 01/15/28	127,500
100,000	7.60%, 09/15/39	100,500
50,000	Clear Channel Communications, Inc.
	7.25%, 10/15/27	43,750
100,000	Commercial Metals Co.
	6.50%, 07/15/17	109,500
	Dell, Inc.
150,000	4.63%, 04/01/21	145,125
100,000	5.88%, 06/15/19	106,375
100,000	6.50%, 04/15/38	92,250
75,000	Deutsche Bank Capital Funding Trust VII
	5.63%, 01/19/16 (c) 144A	77,438
100,000	Dresdner Funding Trust I
	8.15%, 06/30/29 (c) 144A	120,250
300,000	El Paso Corp.
	7.75%, 01/15/32	333,000
300,000	Embarq Corp.
	8.00%, 06/01/36	329,250
50,000	First Tennessee Capital II
	6.30%, 09/04/14 (c)	49,250
	FirstEnergy Corp.
100,000	4.25%, 12/15/22 (c)	99,419
150,000	7.38%, 11/15/31	177,239
150,000	Frontier Communications Corp.
	9.00%, 08/15/31	160,500
60,000	Genworth Financial, Inc.
	6.15%, 11/15/16 (c)	54,750
100,000	Glen Meadow Pass-Through Trust
	6.51%, 02/15/17 (c) 144A	99,250
200,000	H. J. Heinz Finance Co.
	7.13%, 08/01/39 144A	218,300
100,000	Harsco Corp.
	5.75%, 05/15/18	108,250
100,000	Hartford Financial Services Group, Inc.
	8.13%, 06/15/18 (c)	118,375
100,000	HCA, Inc.
	7.50%, 11/15/95	94,000
100,000	Hospira, Inc.
	6.05%, 03/30/17	110,058
100,000	iStar Financial, Inc.
	5.88%, 03/15/16	105,500
200,000	JC Penney Corp., Inc.
	7.40%, 04/01/37 (p)	176,500
75,000	Knight Ridder, Inc.
	5.75%, 09/01/17	84,938
200,000	Ltd Brands, Inc.
	6.90%, 07/15/17	225,000
300,000	Masco Corp.
	6.13%, 10/03/16	328,539
100,000	Meccanica Holdings USA, Inc.
	6.25%, 07/15/19 144A	110,375
100,000	Mirant Americas
	9.13%, 05/01/31	97,000
150,000	New Albertsons, Inc.
	8.00%, 05/01/31	145,125
250,000	NGPL Pipeco LLC
	7.12%, 12/15/17 144A	253,125
100,000	NuStar Logistics, L.P.
	4.80%, 09/01/20	101,750
100,000	Nuveen Investments, Inc.
	5.50%, 09/15/15	103,250
100,000	ONEOK, Inc.
	4.25%, 11/02/21 (c)	98,606
150,000	PPL Energy Supply LLC
	4.60%, 09/15/21 (c) †	142,509
58,103	PPL Ironwood LLC
	8.86%, 11/30/25	66,818
250,000	PulteGroup, Inc.
	7.63%, 10/15/17	288,125
50,000	QEP Resources, Inc.
	6.80%, 03/01/20	54,750
250,000	Regions Bank
	6.45%, 06/26/37	296,515
100,000	Reynolds Group Issuer, Inc.
	9.00%, 10/15/14 (c)	104,750
50,000	Rite Aid Corp.
	7.70%, 02/15/27	55,000
	Rockies Express Pipeline
150,000	6.85%, 07/15/18 144A	160,875
50,000	6.88%, 04/15/40 144A	50,000
	RR Donnelley & Sons Co.
18,000	6.13%, 01/15/17	19,440
92,000	7.63%, 06/15/20	103,270
	SLM Corp.
100,000	5.63%, 08/01/33	86,250
150,000	6.00%, 01/25/17	160,500
200,000	6.25%, 01/25/16	211,752
150,000	8.00%, 03/25/20	169,875
350,000	8.45%, 06/15/18	405,125
	Springleaf Finance Corp.
100,000	5.40%, 12/01/15	104,000
300,000	6.90%, 12/15/17	325,500
	Sprint Capital Corp.
300,000	6.88%, 11/15/28	294,000
200,000	6.90%, 05/01/19	215,000
200,000	8.75%, 03/15/32	223,000
125,000	Sprint Nextel Corp.
	6.00%, 12/01/16	135,234
70,000	Toll Brothers Finance Corp.
	6.75%, 11/01/19	79,625
100,000	Toys R Us, Inc.
	7.38%, 10/15/18	78,500
100,000	United States Steel Corp.
	7.50%, 03/15/17 (c)	109,250
100,000	Universal Health Services, Inc.
	7.13%, 06/30/16	111,250
100,000	Vulcan Materials Co.
	7.00%, 06/15/18	113,500
		10,966,908
Total Corporate Bonds (Cost: $15,390,151)		16,504,574

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $16,772)
16,772	Dreyfus Government Cash Management Fund	16,772
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $15,406,923)		16,521,346
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 3.1% (Cost: $509,000)
509,000	Bank of New York Overnight Government Fund	509,000
Total Investments: 101.9% (Cost: $15,915,923)		17,030,346
Liabilities in excess of other assets: (1.9)%		(314,267)
NET ASSETS: 100.0%		$16,716,079

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $497,857.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $2,148,777, or 12.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	14.3%	$2,369,359
Communications	17.8	2,937,547
Consumer, Cyclical	7.3	1,207,875
Consumer, Non-cyclical	7.7	1,271,648
Energy	6.4	1,052,106
Financial	30.9	5,114,766
Industrial	7.6	1,252,900
Technology	2.1	343,750
Utilities	5.8	954,623
Money Market Fund	0.1	16,772
	100.0%	$16,521,346

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$16,504,574	$—	$16,504,574
Money Market Funds	525,772	—	—	525,772
Total	$525,772	$16,504,574	$—	$17,030,346

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 97.0%
Argentina: 0.4%
USD	90,300	Aeropuertos Argentinia 2000
		10.75%, 12/22/15 (c) Reg S	$95,267
	100,000	Arcor SAI.C.
		7.25%, 11/09/14 (c) 144A	106,250
	200,000	Inversiones y Representaciones SA
		11.50%, 07/20/20 Reg S	216,000
		Pan American Energy LLC/Argentine Branch
	150,000	7.88%, 05/07/21 Reg S	157,710
	25,000	7.88%, 05/07/21 144A	26,285
	325,000	YPF SA
		8.88%, 12/19/18 144A	338,000
			939,512
Australia: 0.6%
	100,000	Barminco Finance Pty Ltd.
		9.00%, 06/01/18 144A	92,000
		FMG Resources August 2006 Pty. Ltd.
	765,000	6.88%, 04/01/17 (c) † 144A	816,637
	280,000	8.25%, 11/01/15 (c) † 144A	301,350
			1,209,987
Austria: 1.1%
EUR	700,000	Hypo Alpe-Adria-Bank International AG
		4.38%, 01/24/17	869,867
USD	100,000	JBS Investments GmbH
		7.25%, 04/03/19 (c) 144A	103,500
	400,000	OAS Investments GmbH
		8.25%, 10/19/16 (c) Reg S	409,000
	400,000	Sappi Papier Holding GmbH
		7.75%, 04/15/17 (c) 144A	441,000
EUR	150,000	Telekom Austria AG
		5.63%, 02/01/18 (c) Reg S	215,722
	200,000	Wienerberger AG
		6.50%, 02/09/17 (c)	277,638
			2,316,727
Barbados: 0.1%
USD	250,000	Columbus International, Inc.
		7.38%, 03/30/18 (c) 144A	264,687
Belgium: 0.4%
EUR	200,000	Barry Callebaut Services NV
		5.63%, 06/15/21 Reg S	314,363
	450,000	KBC Group NV
		5.63%, 03/19/19 (c) Reg S	599,090
			913,453
Bermuda: 0.9%
USD	200,000	China Oil & Gas Group Ltd.
		5.25%, 04/25/16 (c) 144A	206,769
	195,000	China Oriental Group Company Ltd.
		7.00%, 11/17/14 (c) Reg S	180,131
		Digicel Group Ltd.
	500,000	7.13%, 04/01/17 (c) 144A	508,750
	300,000	8.25%, 09/30/16 (c) 144A	324,750
	400,000	Digicel Ltd.
		6.00%, 04/15/16 (c) 144A	408,000
	200,000	Inkia Energy Ltd.
		8.38%, 04/04/16 (c) 144A	222,000
			1,850,400
Brazil: 2.0%
	225,000	Banco BMG SA
		9.95%, 11/05/19 Reg S	248,625
	300,000	Banco BTG Pactual SA
		5.75%, 09/28/22 Reg S	295,500
		Banco Do Brasil SA
	1,600,000	6.25%, 04/15/24 (c) Reg S	1,252,160
	400,000	9.00%, 06/18/24 (c) 144A	389,080
	300,000	Banco do Estado do Rio Grande do Sul SA
		7.38%, 02/02/22 Reg S	317,382
	200,000	Banco Industrial e Comercial SA
		8.50%, 04/27/20 Reg S	226,250
	300,000	Brasil Telecom Celular SA
		5.75%, 02/10/22 144A	289,500
	625,000	Cent Elet Brasileiras SA
		6.88%, 07/30/19 144A	696,875
	400,000	Telemar Norte Leste SA
		5.50%, 10/23/20 144A	395,000
			4,110,372
British Virgin Islands: 1.2%
	100,000	Arcos Dorados Holdings, Inc.
		6.63%, 09/27/23 144A	103,500
	200,000	China Resources Power East Foundation Co. Ltd.
		7.25%, 05/09/16 (c)	210,500
	300,000	Gold Fields Orogen Holding BVI Ltd.
		4.88%, 10/07/20 144A	273,000
	400,000	Road King 2012 Ltd.
		9.88%, 09/18/15 (c) † Reg S	435,000
	200,000	Sparkle Assets Ltd.
		6.88%, 01/30/17 (c) Reg S	199,000
	200,000	Star Energy Geothermal Wayang Windu Ltd.
		6.13%, 03/28/17 (c) Reg S	208,500
	650,000	Studio City Finance Ltd.
		8.50%, 12/01/15 (c) † 144A	716,625
	400,000	Trillion Chance Ltd.
		8.50%, 01/10/17 (c) † Reg S	410,195
			2,556,320
Canada: 4.7%
		Air Canada
CAD	200,000	7.63%, 10/01/16 (c) 144A	198,181
USD	150,000	8.75%, 04/01/17 (c) † 144A	166,500
	400,000	Baytex Energy Corp.
		5.63%, 06/01/19 (c) 144A	395,500
		Bombardier, Inc.
	400,000	5.75%, 03/15/22 † 144A	393,000
EUR	200,000	6.13%, 05/15/21 † Reg S	292,019
USD	570,000	6.13%, 01/15/23 † 144A	564,300
CAD	479,000	7.35%, 12/22/26 144A	466,394
USD	250,000	Brookfield Residential
		6.50%, 12/15/15 (c) 144A	263,437
	132,000	Cascades, Inc.
		7.88%, 01/15/15 (c)	140,415
CAD	400,000	Corus Entertainment, Inc.
		4.25%, 02/11/20 Reg S	365,590
USD	200,000	Eldorado Gold Corp.
		6.13%, 12/15/16 (c) 144A	205,500
		First Quantum Minerals Ltd.
	341,000	6.75%, 02/15/17 (c) 144A	349,525
	421,000	7.00%, 02/15/18 (c) 144A	435,735
	200,000	Gibson Energy, Inc.
		6.75%, 07/15/16 (c) 144A	216,000
CAD	250,000	Great Canadian Gaming Corp.
		6.63%, 07/25/17 (c) 144A	244,569
USD	200,000	Hudbay Minerals, Inc.
		9.50%, 10/01/16 (c)	221,000
	200,000	Iamgold Corp.
		6.75%, 10/01/16 (c) 144A	185,000
	600,000	MEG Energy Corp.
		6.38%, 07/30/17 (c) 144A	619,500
	200,000	New Gold, Inc.
		6.25%, 11/15/17 (c) 144A	211,500
	250,000	NOVA Chemicals Corp.
		5.25%, 08/01/18 (c) 144A	268,437
		Pacific Rubiales Energy Corp.
	120,000	5.13%, 03/28/18 (c) 144A	118,800
	450,000	5.38%, 01/26/17 (c) 144A	460,125
	200,000	7.25%, 12/12/16 (c) Reg S	219,000
CAD	200,000	Paramount Resources Ltd.
		8.25%, 09/02/14 (c)	192,211
USD	256,000	PetroBakken Energy Ltd.
		8.63%, 02/01/16 (c) 144A	266,240
		Precision Drilling Corp.
	200,000	6.50%, 12/15/16 (c)	213,500
	100,000	6.63%, 11/15/15 (c)	105,000
		Quebecor Media, Inc.
	60,000	5.75%, 01/15/23	60,900
CAD	595,000	6.63%, 01/15/23 144A	571,143
USD	200,000	Seven Generations Energy Ltd.
		8.25%, 05/15/16 (c) 144A	217,500
	200,000	Telesat Canada / Telesat, LLC
		6.00%, 09/02/14 (c) 144A	205,100
	600,000	Tervita Corp.
		9.75%, 11/01/15 (c) 144A	594,000
CAD	385,000	Videotron Ltee
		7.13%, 01/15/15 (c)	381,499
			9,807,120
Cayman Islands: 5.5%
USD	480,000	Agile Property Holdings Ltd.
		8.88%, 09/03/14 (c) Reg S	502,848
	200,000	BR Malls International Finance Ltd.
		8.50%, 01/21/16 (c) Reg S	210,540
	200,000	Central China Real Estate
		8.00%, 01/28/17 (c) † Reg S	198,718
	200,000	China Shanshui Cement Group Ltd.
		8.50%, 09/04/14 (c) 144A	207,500
		Country Garden Holdings Co. Ltd.
	65,000	11.13%, 02/23/15 (c) Reg S	71,175
	800,000	11.13%, 02/23/15 (c) 144A	876,000
	600,000	Dar Al-Arkan Sukuk Co. Ltd.
		5.75%, 05/24/18 Reg S	601,500
GBP	200,000	Dubai Holding Commercial Operations MTN Ltd.
		6.00%, 02/01/17	351,166
USD	300,000	Emaar Sukuk Ltd.
		6.40%, 07/18/19 Reg S	342,000
	420,000	Evergrande Real Estate Group Ltd.
		13.00%, 01/27/15 Reg S	432,810
	200,000	General Shopping Finance
		10.00%, 11/09/15 (c) Reg S	188,440
	150,000	Global A&T Electronics Ltd.
		10.00%, 02/01/16 (c) 144A	134,625
	100,000	GOL Finance
		9.25%, 07/20/15 (c) 144A	103,500
	200,000	Greentown China Holdings Ltd.
		8.50%, 02/04/16 (c) Reg S	204,000
	200,000	Industrial Senior Trust
		5.50%, 11/01/22 Reg S	198,000
	250,000	JBS Finance II Ltd.
		8.25%, 01/29/15 (c) Reg S	266,250
		Kaisa Group Holdings Ltd.
	300,000	8.88%, 03/19/16 (c) Reg S	315,375
	200,000	8.88%, 03/19/16 (c) 144A	210,250
	600,000	KWG Property Holdings Ltd.
		8.98%, 01/14/17 (c) † Reg S	622,500
	300,000	Longfor Properties
		6.88%, 10/18/16 (c) † Reg S	311,625
	300,000	MIE Holdings Corp.
		7.50%, 04/25/17 (c) 144A	317,625
		Mizuho Capital Investment 1 Ltd.
	90,000	6.69%, 06/30/16 (c) Reg S	97,425
	50,000	6.69%, 06/30/16 (c) 144A	54,125
	200,000	Mongolian Mining Corp.
		8.88%, 03/29/15 (c) † Reg S	127,000
	350,000	Resona Preferred Global Securities Cayman Ltd.
		7.19%, 07/30/15 (c) Reg S	367,500
	300,000	Sable International Finance Ltd.
		8.75%, 02/01/16 (c) Reg S	336,750
	400,000	Shimao Property Holdings Ltd.
		11.00%, 03/08/15 (c) † Reg S	439,000
	500,000	SOHO China Ltd.
		7.13%, 11/07/17 (c) † Reg S	506,563
	200,000	Sukuk Funding No. 3 Ltd.
		4.35%, 12/03/18 Reg S	210,100
	200,000	Sunac China Holdings Ltd.
		9.38%, 04/05/16 (c) Reg S	208,750
	400,000	TAM Capital 3, Inc.
		8.38%, 06/03/16 (c) 144A	438,000
	200,000	Texhong Textile Group Ltd.
		6.50%, 01/18/17 (c) † Reg S	203,000
EUR	325,000	UPCB Finance II Ltd.
		6.38%, 07/01/15 (c) Reg S	460,941
USD	300,000	UPCB Finance III Ltd.
		6.63%, 07/01/15 (c) 144A	318,000
	50,000	UPCB Finance V Ltd.
		7.25%, 11/15/16 (c) 144A	54,500
EUR	272,000	Viridian Group FundCo II Ltd.
		11.13%, 04/01/15 (c) Reg S	400,861
USD	350,000	Wynn Macau Ltd.
		5.25%, 10/15/16 (c) 144A	350,875
	200,000	Yuzhou Properties Co., Ltd.
		8.63%, 01/24/17 (c) Reg S	200,000
			11,439,837
Chile: 0.0%
	119,758	Inversiones Alsacia SA
		8.00%, 02/18/15 (c) 144A	80,837
China / Hong Kong: 0.8%
	200,000	China CITIC Bank International Ltd.
		6.88%, 06/24/20 Reg S	223,378
	960,000	CITIC Pacific Ltd.
		6.88%, 01/21/18 Reg S	1,078,800
	300,000	Yancoal International Resources Development Co. Ltd.
		5.73%, 05/16/22 144A	279,750
			1,581,928
Colombia: 0.9%
	250,000	Banco Davivienda SA
		5.88%, 07/09/22 Reg S	255,000
		Banco GNB Sudameris SA
	80,000	7.50%, 07/30/22 Reg S	86,800
	50,000	7.50%, 07/30/22 144A	54,250
		Bancolombia SA
	400,000	5.13%, 09/11/22	405,000
	200,000	6.13%, 07/26/20	218,000
	800,000	Colombia Telecomunicaciones SA, ESP
		5.38%, 09/27/17 (c) Reg S	810,000
			1,829,050
Croatia: 0.4%
		Agrokor D.D.
	200,000	8.88%, 02/01/16 (c) Reg S	222,250
	300,000	8.88%, 02/01/16 (c) 144A	333,375
	200,000	Hrvatska Elektroprivreda
		6.00%, 11/09/17 Reg S	212,000
			767,625
Denmark: 0.6%
GBP	341,000	Danske Bank A/S
		5.68%, 02/15/17 (c)	607,374
EUR	50,000	ISS Global A/S
		4.50%, 12/08/14	67,987
	225,000	Nykredit Realkredit A/S
		9.00%, 04/01/15 (c)	315,049
USD	220,000	Welltec A/S
		8.00%, 02/01/15 (c) 144A	229,900
			1,220,310
Dominican Republic: 0.0%
	100,000	Aeropuertos Dominicanos Siglo XXI SA
		9.75%, 11/13/15 (c) Reg S	97,250
Finland: 0.7%
	534,000	Nokia OYJ
		5.38%, 05/15/19	568,710
		Stora Enso OYJ
EUR	100,000	5.50%, 03/07/19 Reg S	150,539
USD	250,000	6.40%, 04/15/16 144A	270,000
	400,000	UPM-Kymmene OYJ
		7.45%, 11/26/27 144A	445,000
			1,434,249
France: 9.4%
EUR	100,000	Banque PSA Finance SA
		4.25%, 02/25/16 Reg S	139,605
	605,000	BPCE SA
		4.63%, 07/30/15 (c)	823,818
	200,000	Casino Guichard Perrachon
		4.87%, 01/31/19 (c) Reg S	279,642
USD	450,000	Cie Generale de Geophysique - Veritas
		6.50%, 06/01/16 (c)	429,750
	250,000	CMA CGM
		8.50%, 09/04/14 (c) † 144A	254,375
		Credit Agricole SA
EUR	1,200,000	4.13%, 11/09/15 (c) † Reg S	1,643,733
USD	700,000	7.88%, 01/23/24 (c) † 144A	744,450
EUR	450,000	Europcar Groupe SA
		11.50%, 05/15/17 Reg S	690,332
	200,000	Faurecia
		9.38%, 12/15/16 Reg S	314,096
	500,000	Groupama SA
		7.88%, 10/27/19 (c)	751,789
	267,000	Italcementi Finance SA
		6.63%, 03/19/20 (s) Reg S	416,390
	150,000	Labco SAS
		8.50%, 09/03/14 (c) Reg S	213,495
		Lafarge SA
	300,000	4.75%, 09/30/20 Reg S	462,383
USD	200,000	6.50%, 07/15/16	218,600
EUR	1,025,000	6.63%, 11/29/18 Reg S	1,623,926
	311,000	8.88%, 11/24/16 Reg S	488,174
	300,000	Loxam SAS
		4.88%, 07/23/17 (c) 144A	398,390
	100,000	Médi-Partenaires SAS
		7.00%, 05/15/16 (c) Reg S	142,029
	200,000	Nexans SA
		4.25%, 03/19/18	280,654
		Numericable Group SA
	925,000	5.63%, 05/15/19 (c) 144A	1,296,661
USD	1,000,000	6.00%, 05/15/17 (c) 144A	1,006,250
EUR	1,301,000	Peugeot SA
		7.38%, 03/06/18 Reg S	2,010,191
		Renault SA
	560,000	4.63%, 05/25/16 Reg S	795,142
	467,000	6.00%, 10/13/14	631,248
USD	600,000	Rexel SA
		6.13%, 12/15/15 (c) 144A	624,000
		Societe Generale SA
	200,000	7.88%, 12/18/23 (c) Reg S	209,300
	400,000	8.25%, 11/29/18 (c) † Reg S	429,480
	1,530,000	8.75%, 04/07/15 (c) Reg S	1,590,435
EUR	200,000	SPCM SA
		5.50%, 06/15/16 (c) Reg S	289,008
	400,000	Veolia Environnement
		4.45%, 04/16/18 (c) † Reg S	552,482
			19,749,828
Germany: 3.7%
	250,000	Bayerische Landesbank
		5.75%, 10/23/17	374,220
	1,000,000	Commerzbank AG
		7.75%, 03/16/21	1,650,209
	334,000	Deutsche Lufthansa AG
		6.50%, 07/07/16	495,155
	150,000	Franz Haniel & Cie. GmbH
		5.88%, 02/01/17	223,698
	200,000	Hapag-Lloyd AG
		7.75%, 10/01/15 (c) Reg S	285,101
	150,000	KM Germany Holdings GmbH
		8.75%, 12/15/15 (c) 144A	224,784
	192,000	Orion Engineered Carbons
		10.00%, 08/07/14 (c) Reg S	276,266
	300,000	Techem GmbH
		6.13%, 10/01/15 (c) Reg S	430,502
		ThyssenKrupp AG
	100,000	3.13%, 07/25/19 (c) Reg S	139,489
	925,000	4.00%, 08/27/18	1,331,093
	42,000	4.38%, 02/28/17	59,877
	300,000	Trionista HoldCo GmbH
		5.00%, 04/30/16 (c) Reg S	416,453
	400,000	Unitymedia Hessen / NRW
		5.50%, 09/15/17 (c) Reg S	575,742
	834,000	Unitymedia KabelBW GmbH
		9.50%, 03/15/16 (c) Reg S	1,264,750
			7,747,339
Hungary: 0.2%
	300,000	OTP Bank Plc
		5.27%, 09/19/16 †	417,456
India: 0.2%
		ICICI Bank Ltd.
USD	110,000	6.38%, 04/30/17 (c) Reg S	115,500
	200,000	6.38%, 04/30/17 (c) 144A	210,000
			325,500
Indonesia: 0.2%
	200,000	Gajah Tunggal Tbk PT
		7.75%, 02/06/16 (c) † 144A	207,000
	170,000	PT Adaro Indonesia
		7.63%, 10/22/14 (c) 144A	177,437
			384,437
Ireland: 3.7%
	750,000	Aercap Ireland Capital Ltd.
		4.50%, 05/15/21 144A	743,437
EUR	100,000	AG Spring Finance Ltd.
		7.50%, 06/01/15 (c) Reg S	129,719
USD	600,000	Alfa Bank
		7.75%, 04/28/21 Reg S	612,840
		Allied Irish Banks Plc
EUR	100,000	2.75%, 04/16/19 Reg S	135,204
	150,000	5.63%, 11/12/14 Reg S	202,726
	830,000	Ardagh Glass Finance Plc
		8.75%, 02/01/15 (c) Reg S	1,177,173
USD	200,000	Credit Bank of Moscow
		7.70%, 02/01/18 † Reg S	195,500
	200,000	EuroChem Mineral & Chemical Co. OJSC
		5.13%, 12/12/17 144A	193,500
	200,000	Gazprombank OJSC
		7.25%, 05/03/19 Reg S	195,500
EUR	500,000	Governor & Co. of the Bank of Ireland
		2.75%, 06/05/16	680,465
USD	300,000	Grifols Worldwide Operations Ltd.
		5.25%, 04/01/17 (c) 144A	301,875
EUR	100,000	Inaer Aviation Finance Ltd.
		9.50%, 08/01/14 (c) Reg S	140,542
USD	460,000	Metalloinvest Finance Ltd.
		5.63%, 04/17/20 144A	422,050
	400,000	MTS International Funding Ltd.
		5.00%, 05/30/23 † Reg S	373,000
		Nara Cable Funding Ltd.
EUR	420,000	8.88%, 09/03/14 (c) Reg S	600,353
USD	300,000	8.88%, 09/04/14 (c) 144A	319,125
	300,000	Nomos Bank Via Nomos Capital Plc
		8.75%, 10/21/15 Reg S	302,625
	200,000	SCF Capital Ltd.
		5.38%, 10/27/17 144A	196,000
	200,000	Sibur Securities Ltd.
		3.91%, 01/31/18 144A	183,000
EUR	506,000	Smurfit Kappa Acquisitions
		5.13%, 06/15/18 (c) Reg S	736,627
			7,841,261
Israel: 0.2%
USD	300,000	B Communications Ltd.
		7.38%, 02/15/17 (c) 144A	320,625
Italy: 6.4%
EUR	100,000	Astaldi SpA
		7.13%, 12/01/16 (c) Reg S	144,504
		Banca Monte dei Paschi di Siena SpA
	300,000	3.63%, 04/01/19 † Reg S	408,557
GBP	200,000	5.75%, 09/30/16	345,603
		Banca Popolare di Milano
EUR	100,000	4.00%, 01/22/16 Reg S	137,276
	300,000	7.13%, 03/01/21 Reg S	456,939
	200,000	Banca Popolare di Vicenza
		5.00%, 10/25/18 Reg S	282,987
		Banco Popolare SC
	200,000	3.50%, 03/14/19 Reg S	273,003
	425,000	3.75%, 01/28/16 Reg S	583,177
	600,000	6.00%, 11/05/20 Reg S	869,283
	175,000	Buzzi Unicem SpA
		6.25%, 09/28/18 Reg S	269,671
		Enel SpA
	200,000	6.50%, 01/10/19 (c) Reg S	292,960
USD	1,150,000	8.75%, 09/24/23 (c) 144A	1,362,750
EUR	317,000	Finmeccanica SpA
		4.88%, 03/24/25	452,388
		Intesa Sanpaolo SpA
	350,000	8.05%, 06/20/18 (c)	536,789
	200,000	8.38%, 10/14/19 (c) Reg S	321,120
		Telecom Italia SPA.
	1,950,000	5.25%, 02/10/22 Reg S	2,875,318
	1,100,000	5.38%, 01/29/19 Reg S	1,637,295
GBP	300,000	6.38%, 06/24/19	547,089
EUR	300,000	UniCredit SpA
		6.70%, 06/05/18	455,557
	300,000	Unipol Gruppo Finanziario SpA
		5.00%, 01/11/17 Reg S	427,537
	500,000	Veneto Banca SCPA
		4.00%, 01/20/17 Reg S	679,424
			13,359,227
Japan: 0.5%
USD	1,000,000	SoftBank Corp.
		4.50%, 04/15/20 144A	1,006,250
Kazakhstan: 0.5%
	200,000	Halyk Savings Bank of Kazakhstan JSC
		7.25%, 05/03/17 Reg S	217,500
EUR	264,000	Kazkommertsbank JSC
		6.88%, 02/13/17	362,063
USD	400,000	Zhaikmunai International BV
		7.13%, 11/13/16 (c) 144A	437,000
			1,016,563
Luxembourg: 15.2%
	200,000	Aguila 3 SA
		7.88%, 09/04/14 (c) 144A	209,375
	220,000	Alrosa Finance SA
		7.75%, 11/03/20 144A	236,500
	700,000	Altice Financing SA
		9.88%, 12/15/16 (c) 144A	794,500
	1,300,000	Altice SA
		7.75%, 05/15/17 (c) 144A	1,332,500
		ArcelorMittal
	225,000	5.00%, 02/25/17	232,312
	240,000	6.13%, 06/01/18	256,800
	1,425,000	6.75%, 02/25/22 †	1,549,687
	675,000	7.25%, 03/01/41	691,875
	250,000	7.50%, 10/15/39	261,562
	800,000	10.35%, 06/01/19	1,000,000
	200,000	Ardagh Finance Holdings SA
		8.63%, 06/15/16 (c) 144A	202,500
GBP	100,000	Cabot Financial Luxembourg SA
		6.50%, 04/01/17 (c) Reg S	166,753
USD	360,000	CHC Helikopter SA
		9.25%, 10/15/15 (c)	387,972
EUR	225,000	Cirsa Funding Luxembourg SA
		8.75%, 09/03/14 (c) Reg S	308,953
USD	600,000	Convatec Healthcare E SA
		10.50%, 12/15/14 (c) 144A	644,250
	200,000	Cosan Luxembourg SA
		5.00%, 03/14/18 (c) 144A	189,500
		CSN Resources SA
	250,000	6.50%, 07/21/20 † Reg S	257,500
	400,000	6.50%, 07/21/20 † 144A	412,000
		Evraz Group SA
	700,000	6.50%, 04/22/20 Reg S	625,625
	250,000	6.50%, 04/22/20 144A	223,437
	285,000	Expro Finance Luxembourg SCA
		8.50%, 09/02/14 (c) 144A	294,975
		Fiat Finance & Trade SA
EUR	535,000	6.88%, 02/13/15	737,563
	1,320,000	7.00%, 03/23/17 Reg S	1,960,685
		Fiat Industrial Finance Europe SA
	145,000	5.25%, 03/11/15 Reg S	198,860
	450,000	6.25%, 03/09/18 Reg S	682,276
		Finmeccanica Finance SA
	100,000	4.38%, 12/05/17	143,503
	311,000	5.25%, 01/21/22	455,812
GBP	300,000	8.00%, 12/16/19	589,585
USD	440,000	Fuerstenberg Capital International SAR.L.& Cie SECS
		10.25%, 06/30/15 (c)	460,746
EUR	100,000	Galapagos SA
		5.38%, 06/15/17 (c) 144A	134,817
	100,000	Gategroup Finance Luxembourg SA
		6.75%, 03/01/15 (c) Reg S	141,948
USD	250,000	Gestamp Funding Luxembourg SA
		5.63%, 05/31/16 (c) 144A	255,625
EUR	1,554,000	HeidelbergCement Finance BV
		8.00%, 01/31/17 Reg S	2,412,453
USD	300,000	Home Credit & Finance Bank
		9.38%, 04/24/18 (c) Reg S	275,250
EUR	400,000	Ineos Group Holdings SA
		5.75%, 02/15/16 (c) 144A	547,242
USD	95,000	International Automotive Components Group SA
		9.13%, 06/01/15 (c) 144A	101,412
EUR	150,000	Intralot Capital Luxembourg SA
		6.00%, 05/15/17 (c) Reg S	201,704
	250,000	KION Finance SA
		6.75%, 02/15/16 (c) Reg S	365,274
	150,000	Lecta SA
		8.88%, 05/15/15 (c) Reg S	211,498
USD	135,000	MHP SA
		10.25%, 04/29/15 Reg S	139,859
	600,000	Millicom International Cellular
		6.63%, 10/15/17 (c) 144A	640,500
		Minerva Luxembourg SA
	300,000	7.75%, 01/31/18 (c) 144A	322,125
	200,000	12.25%, 02/10/17 (c) Reg S	231,000
	530,000	MOL Group Finance SA
		6.25%, 09/26/19 † Reg S	580,350
	400,000	OAO TMK
		6.75%, 04/03/20 † Reg S	373,500
	200,000	Offshore Drilling Holding SA
		8.38%, 09/20/17 (c) 144A	220,500
	300,000	OJSC Promsvyazbank
		8.50%, 04/25/17 Reg S	306,750
EUR	525,000	Olivetti Finance
		7.75%, 01/24/33	915,981
		Ontex IV SA
	100,000	7.50%, 09/03/14 (c) Reg S	139,497
	300,000	9.00%, 04/15/15 (c) Reg S	433,512
	200,000	Play Finance 2 SA
		5.25%, 02/01/16 (c) Reg S	276,083
USD	300,000	Puma International Financing SA
		6.75%, 02/01/17 (c) Reg S	310,875
	200,000	Russian Agricultural Bank OJSC
		6.00%, 06/03/16 (c) 144A	188,000
	200,000	Russian Standard Bank
		9.25%, 07/11/15 (p) † Reg S	198,000
	600,000	Severstal OAO
		6.70%, 10/25/17 144A	638,796
EUR	292,000	Sunrise Communications Holdings SA
		8.50%, 12/31/14 (c) Reg S	414,138
	100,000	Takko Luxembourg 2 SCA
		9.88%, 04/15/16 (c) Reg S	125,989
USD	400,000	Telecom Italia Capital
		6.38%, 11/15/33	404,000
EUR	400,000	Telenet Finance Luxembourg SCA
		6.38%, 11/15/15 (c) Reg S	571,465
USD	100,000	Tonon Luxembourg SA
		10.50%, 05/14/17 (c) 144A	102,750
	200,000	Topaz Marine SA
		8.63%, 11/01/16 (c) 144A	212,000
EUR	682,000	UniCredit International Bank Luxembourg SA
		8.13%, 12/10/19 (c) Reg S	1,085,894
USD	300,000	Virgolino de Oliveira Finance Ltd.
		11.75%, 02/09/17 (c) Reg S	231,000
	300,000	VTB Bank SA
		6.95%, 10/17/22 144A	284,475
		Wind Acquisition Finance SA
EUR	300,000	4.00%, 07/15/16 (c) 144A	402,404
USD	200,000	6.50%, 04/30/16 (c) 144A	213,250
	1,500,000	7.38%, 04/23/17 (c) 144A	1,567,500
			31,685,022
Marshall Islands: 0.2%
	340,000	Drill Rigs Holdings, Inc.
		6.50%, 10/01/15 (c) 144A	345,100
	100,000	Teekay Corp.
		8.50%, 01/15/20	114,750
			459,850
Mexico: 2.2%
	125,000	Axtel SAB de CV
		8.00%, 01/31/16 (c) (s) 144A	130,000
	400,000	Banco Santander SA
		5.95%, 01/30/19 (c) 144A	425,000
	300,000	BBVA Bancomer SA
		7.25%, 04/22/20 144A	345,360
		Cemex SAB de CV
	1,575,000	9.00%, 01/11/15 (c) 144A	1,677,375
	228,000	9.50%, 06/15/16 (c) 144A	255,360
	465,000	Empresas ICA SAB de CV
		8.90%, 02/04/16 (c) Reg S	490,575
	350,000	Grupo Elektra SAB de CV
		7.25%, 08/06/15 (c) Reg S	371,000
	200,000	Grupo KUO SAB de CV
		6.25%, 12/04/17 (c) † Reg S	210,000
	100,000	Grupo Papelero Scribe SAB de CV
		8.88%, 04/07/15 (c) 144A	98,250
	200,000	Servicios Corporativos Javer SAPI de CV
		9.88%, 04/06/16 (c) Reg S	221,800
	250,000	Tenedora Nemak SA
		5.50%, 02/28/18 (c) 144A	259,375
	200,000	TV Azteca SAB de CV
		7.63%, 09/18/17 (c) † Reg S	215,000
			4,699,095
Netherlands: 9.1%
EUR	282,000	ABN Amro Bank NV
		4.31%, 03/10/16 (c)	385,806
USD	200,000	Access Finance BV
		7.25%, 07/25/17 144A	202,486
	200,000	Carlson Wagonlit BV
		6.88%, 06/15/15 (c) 144A	213,750
EUR	150,000	Constellium NV
		4.63%, 05/15/17 (c) Reg S	206,470
	200,000	Deutsche Annington Finance BV
		4.63%, 04/08/19 (c) Reg S	273,153
USD	200,000	DTEK Finance BV
		9.50%, 04/28/15 Reg S	180,040
		EDP Finance BV
EUR	750,000	4.13%, 06/29/20	1,089,169
	873,000	4.75%, 09/26/16 Reg S	1,248,520
	300,000	5.75%, 09/21/17 Reg S	448,846
		Fresenius Finance BV
	411,000	2.88%, 07/15/20 144A	578,789
	300,000	4.00%, 02/01/24 144A	435,860
	200,000	GRP Isolux Corsan Finance BV
		6.63%, 04/15/17 (c) Reg S	270,008
USD	200,000	GTB Finance BV
		6.00%, 11/08/18 144A	200,260
	300,000	Indo Energy Finance II BV
		6.38%, 01/24/18 (c) 144A	251,250
	425,000	ING Groep NV
		5.78%, 12/08/15 (c)	435,625
	410,000	InterGen NV
		7.00%, 06/30/18 (c) 144A	410,000
GBP	449,000	Koninklijke KPN NV
		6.88%, 03/14/20 (c) Reg S	785,676
		Majapahit Holding BV
USD	80,000	7.25%, 06/28/17 Reg S	90,800
	1,145,000	7.75%, 01/20/20 144A	1,358,256
		Marfrig Holdings Europe BV
	600,000	8.38%, 05/09/18 Reg S	634,500
	200,000	11.25%, 09/20/17 (c) 144A	231,500
	250,000	Metinvest BV
		10.25%, 05/20/15 Reg S	233,125
EUR	200,000	New World Resources NV
		7.88%, 09/03/14 (c) Reg S	193,341
USD	500,000	NXP BV / NXP Funding LLC
		5.75%, 03/15/18 (c) 144A	517,500
EUR	200,000	OI European Group BV
		6.75%, 09/15/20 Reg S	314,430
		Portugal Telecom International Finance BV
	600,000	4.63%, 05/08/20 Reg S	839,774
	200,000	5.88%, 04/17/18 Reg S	293,022
	292,000	Refresco Group BV
		7.38%, 09/03/14 (c) Reg S	412,184
		Schaeffler Finance BV
	750,000	3.50%, 05/15/17 (c) 144A	1,003,691
	592,000	6.88%, 09/03/14 (c) Reg S	832,691
USD	250,000	Sensata Technologies BV
		4.88%, 10/15/23 144A	248,750
EUR	400,000	SNS Bank NV
		11.25%, 11/27/19 (c) (d) * Reg S	20,405
	150,000	Sudzucker International Finance BV
		5.25%, 06/30/15 (c) Reg S	200,700
	600,000	Telefonica Europe BV
		6.50%, 09/18/18 (c) † Reg S	880,736
	20,000	ThyssenKrupp Finance Nederland BV
		8.50%, 02/25/16	29,747
	450,000	UPC Holding BV
		6.38%, 09/15/17 (c) Reg S	653,279
		VimpelCom Holdings BV
USD	50,000	6.25%, 03/01/17 Reg S	50,813
	1,600,000	6.25%, 03/01/17 144A	1,626,000
	350,000	VTR Finance BV
		6.88%, 01/15/19 (c) 144A	363,562
EUR	250,000	Ziggo Bond Company BV
		8.00%, 09/03/14 (c) 144A	367,080
			19,011,594
Norway: 0.6%
		Eksportfinans ASA
USD	75,000	2.00%, 09/15/15	75,096
	156,000	2.38%, 05/25/16	156,850
	6,000	3.00%, 11/17/14	6,039
	735,000	5.50%, 06/26/17	791,654
EUR	250,000	Norske Skogindustrier ASA
		11.75%, 06/15/16 Reg S	303,559
			1,333,198
Peru: 0.2%
USD	97,000	Corp Azucarera del Peru SA
		6.38%, 08/02/17 (c) 144A	90,695
	200,000	Corp Lindley SA
		4.63%, 04/12/23 144A	197,500
	215,000	Maestro Peru SA
		6.75%, 09/26/16 (c) † 144A	206,400
			494,595
Philippines: 0.1%
	200,000	BDO Unibank, Inc.
		4.50%, 02/16/17 † Reg S	211,250
Portugal: 0.7%
EUR	700,000	Banco Espirito Santo SA
		5.88%, 11/09/15 Reg S	875,988
	200,000	Brisa Concessao Rodoviaria SA
		6.88%, 04/02/18 Reg S	309,560
	150,000	Caixa Geral de Depósitos SA
		8.00%, 09/28/15 Reg S	212,772
			1,398,320
Russia: 0.1%
USD	200,000	Ukrlandfarming Plc
		10.88%, 03/26/18 144A	183,000
Singapore: 0.5%
	150,000	Bakrie Telecom Pte. Ltd.
		11.50%, 09/03/14 (c) (d) * Reg S	17,250
	250,000	Berau Capital Resources Pte Ltd.
		12.50%, 09/04/14 (c) 144A	259,687
	200,000	Bumi Investment Pte Ltd.
		10.75%, 10/06/14 (c) Reg S	95,000
	425,000	STATS ChipPAC Ltd.
		4.50%, 03/20/16 (c) 144A	431,906
	200,000	Theta Capital Pte Ltd.
		6.13%, 11/14/16 (c) Reg S	204,643
			1,008,486
South Africa: 0.2%
EUR	300,000	Edcon Pty Ltd.
		9.50%, 09/03/14 (c) † Reg S	401,400
South Korea: 0.2%
		Woori Bank Co. Ltd.
USD	150,000	4.75%, 04/30/24 144A	151,927
	330,000	6.21%, 05/02/17 (c) † 144A	357,678
			509,605
Spain: 2.1%
	400,000	Abengoa Finance SAU
		8.88%, 11/01/17 † Reg S	448,500
		Abengoa SA
EUR	100,000	8.50%, 03/31/16	144,839
	200,000	9.63%, 02/25/15 Reg S	278,639
	200,000	Banco de Sabadell SA
		2.50%, 12/05/16	274,862
	700,000	Bankia SA
		3.50%, 01/17/19 Reg S	989,541
USD	295,000	BBVA International Preferred SAU
		5.92%, 04/18/17 (c)	308,275
EUR	500,000	BPE Financiaciones SA
		4.00%, 07/17/15 Reg S	686,337
	200,000	Cemex Espana Luxembourg
		9.88%, 04/30/16 (c) Reg S	308,409
		Mapfre SA
	200,000	5.13%, 11/16/15	282,934
	150,000	5.92%, 07/24/17 (c)	214,221
	300,000	Obrascon Huarte Lain SA
		8.75%, 03/15/15 (c) Reg S	433,512
			4,370,069
Sri Lanka: 0.3%
USD	400,000	Bank of Ceylon
		5.33%, 04/16/18 Reg S	410,000
	200,000	National Savings Bank
		8.88%, 09/18/18 144A	229,000
			639,000
Sweden: 1.1%
		Eileme 2 AB
	100,000	11.63%, 01/31/16 (c) Reg S	117,875
	250,000	11.63%, 01/31/16 (c) 144A	294,687
EUR	25,000	11.75%, 01/31/16 (c) Reg S	39,555
		Perstorp Holding AB
USD	200,000	8.75%, 05/15/15 (c) 144A	214,500
EUR	250,000	9.00%, 05/15/15 (c) 144A	362,264
	300,000	Stena AB
		6.13%, 02/01/17 Reg S	434,516
	200,000	TVN Finance Corporation III AB
		7.38%, 12/15/16 (c) Reg S	301,385
	150,000	Unilabs Subholding AB
		8.50%, 07/15/15 (c) Reg S	214,749
	300,000	Verisure Holding AB
		8.75%, 09/03/14 (c) Reg S	428,936
			2,408,467
Switzerland: 0.5%
		Credit Suisse Group AG
USD	500,000	6.25%, 12/18/24 (c) 144A	502,200
	500,000	7.50%, 12/11/23 (c) 144A	550,000
			1,052,200
Turkey: 0.9%
	400,000	FinansBank AS
		5.15%, 11/01/17 Reg S	411,400
	200,000	Tupras Turkiye Petrol Rafinerileri AS
		4.13%, 05/02/18 144A	199,500
	200,000	Turk Telekomunikasyon AS
		4.88%, 06/19/24 144A	197,700
	325,000	Turkiye Is Bankasi SA
		6.00%, 10/24/22 144A	330,687
	200,000	Turkiye Vakiflar Bankasi T.A.O.
		6.00%, 11/01/22 144A	201,000
	500,000	Yapi ve Kredi Bankasi A/S
		5.50%, 12/06/22 144A	486,750
			1,827,037
United Arab Emirates: 0.1%
	150,000	Dubai Electricity & Water
		6.38%, 10/21/16 Reg S	165,750
United Kingdom: 11.7%
	200,000	Afren Plc
		6.63%, 12/09/16 (c) 144A	209,500
		Algeco Scotsman Global Finance Plc
	50,000	8.50%, 10/15/15 (c) 144A	51,500
	500,000	10.75%, 10/15/16 (c) 144A	500,000
		AngloGold Ashanti Holdings Plc
	275,000	5.13%, 08/01/22 †	268,472
	550,000	8.50%, 07/30/16 (c)	624,387
GBP	100,000	Arqiva Broadcast Finance Plc
		9.50%, 03/31/16 (c) Reg S	189,090
	100,000	Bakkavor Finance 2 Plc
		8.25%, 02/15/15 (c) Reg S	178,116
		Barclays Bank Plc
EUR	300,000	4.88%, 12/15/14 (c) Reg S	393,834
GBP	412,000	7.00%, 09/15/19 (c)	689,493
USD	400,000	7.63%, 11/21/22	452,250
	300,000	CEVA Group Plc
		7.00%, 03/01/17 (c) 144A	307,500
GBP	349,000	Co-operative Group Holdings Ltd.
		6.88%, 07/08/20 (s) Reg S	619,414
	250,000	Crown Newco 3 Plc
		8.88%, 02/15/15 (c) Reg S	447,315
		Daily Mail & General Trust
	9,000	5.75%, 12/07/18	16,821
	100,000	6.38%, 06/21/27	195,808
	100,000	Elli Finance UK Plc
		8.75%, 06/15/15 (c) Reg S	185,713
	265,000	Enterprise Inns
		6.50%, 12/06/18	485,500
USD	100,000	Ferrexpo Finance Plc
		7.88%, 04/07/16 144A	97,500
GBP	315,000	Gala Group Finance Plc
		8.88%, 09/03/14 (c) Reg S	567,446
	142,000	GKN Holdings Plc
		5.38%, 09/19/22 Reg S	261,843
	580,000	HBOS Capital Funding LP
		6.46%, 11/30/18 (c) Reg S	1,050,451
	200,000	Heathrow Finance Plc
		7.13%, 03/01/17 Reg S	368,536
USD	400,000	Ineos Finance Plc
		8.38%, 02/15/15 (c) 144A	433,500
	300,000	Inmarsat Finance Plc
		4.88%, 05/15/17 (c) 144A	297,750
EUR	150,000	International Personal Finance Plc
		5.75%, 04/07/21 Reg S	205,115
GBP	200,000	Investec Bank Plc
		9.63%, 02/17/22 Reg S	398,553
		Jaguar Land Rover Plc
	200,000	5.00%, 02/15/22 144A	339,179
	200,000	8.25%, 03/15/16 (c) Reg S	373,536
USD	300,000	KCA Deutag Finance Plc
		7.25%, 05/15/17 (c) 144A	300,000
EUR	225,000	Kerling Plc
		10.63%, 09/03/14 (c) Reg S	318,360
		Lloyds TSB Bank Plc
GBP	139,000	10.75%, 12/16/16 (c) Reg S	277,443
USD	350,000	12.00%, 12/16/24 (c) 144A	514,500
		Lynx I Corp.
GBP	141,000	6.00%, 04/15/17 (c) 144A	245,727
	1,000,000	6.00%, 04/15/17 (c) Reg S	1,742,747
	200,000	Lynx II Corp.
		7.00%, 04/15/18 (c) 144A	364,166
	100,000	Matalan Finance Plc
		6.88%, 05/30/16 (c) 144A	163,554
	640,000	National Westminster Bank Plc
		7.88%, 09/09/15	1,148,393
EUR	150,000	NBG Finance Plc
		4.38%, 04/30/19 Reg S	195,937
GBP	200,000	New Look Bondco I Plc
		8.75%, 05/14/15 (c) Reg S	358,764
	100,000	Odeon & UCI Finco Plc
		9.00%, 08/14/14 (c) Reg S	172,207
EUR	300,000	Old Mutual Plc
		5.00%, 11/04/15 (c)	411,856
USD	200,000	Oschadbank
		8.88%, 03/20/18 Reg S	175,000
EUR	500,000	OTE Plc
		4.63%, 05/20/16	695,291
USD	200,000	Polyus Gold International Ltd.
		5.63%, 04/29/20 144A	190,500
EUR	200,000	PPC Finance Plc
		5.50%, 05/01/16 (c) Reg S	267,600
	167,000	ProSecure Funding LP
		4.67%, 06/30/16	234,388
GBP	120,000	R&R Ice Cream Plc
		5.50%, 05/15/16 (c) Reg S	199,861
EUR	282,000	Rexam Plc
		6.75%, 06/29/17 (c) Reg S	395,710
		Royal Bank of Scotland Group Plc
	506,000	4.63%, 09/22/16 (c)	700,300
USD	300,000	5.05%, 01/08/15	305,532
	700,000	6.13%, 12/15/22	755,408
EUR	600,000	6.93%, 04/09/18	931,604
	350,000	Thomas Cook Group Plc
		6.75%, 06/22/15	484,574
USD	350,000	Tullow Oil Plc
		6.00%, 11/01/16 (c) 144A	357,000
	250,000	Ukreximbank
		8.38%, 04/27/15 Reg S	236,250
	1,000,000	Vedanta Resources Plc
		6.00%, 01/31/19 † 144A	1,032,500
	50,000	Virgin Media Finance Plc
		4.88%, 02/15/22	47,250
GBP	100,000	Voyage Care Bondco Plc
		6.50%, 02/01/15 (c) Reg S	175,794
USD	400,000	West China Cement Ltd.
		7.50%, 09/03/14 (c) † Reg S	415,000
GBP	250,000	William Hill Plc
		4.25%, 06/05/20 Reg S	414,224
			24,435,562
United States: 2.9%
USD	1,090,000	Alcatel-Lucent USA, Inc.
		6.45%, 03/15/29	1,057,300
	200,000	Ashtead Capital, Inc.
		6.50%, 07/15/17 (c) 144A	213,500
	235,000	Calfrac Holdings LP
		7.50%, 12/01/15 (c) 144A	249,100
	60,547	CEDC Finance Corporation International, Inc.
		10.00%, 09/04/14 (c)	54,492
	1,400,000	Deutsche Bank Capital Funding Trust
		5.63%, 01/19/16 (c) Reg S	1,445,500
	1,075,000	Fresenius Medical Care US Finance, Inc.
		5.75%, 02/15/21 144A	1,163,687
	1,035,000	JBS USA LLC / JBS USA Finance, Inc.
		7.25%, 06/01/15 (c) 144A	1,112,625
	805,000	RBS Capital Trust II
		6.43%, 01/03/34 (c)	860,847
			6,157,051
Venezuela: 2.8%
	370,000	C.A. La Electricidad De Caracas
		8.50%, 04/10/18 Reg S	302,475
		Petroleos de Venezuela SA
	250,000	4.90%, 10/28/14	249,700
	2,530,000	5.38%, 04/12/27 Reg S	1,528,120
	345,000	5.50%, 04/12/37 Reg S	198,375
	2,015,000	8.50%, 11/02/17 Reg S	1,881,506
	390,000	8.50%, 11/02/17 144A	364,162
	90,000	9.00%, 11/17/21 Reg S	76,950
	825,000	9.00%, 11/17/21 † 144A	705,375
	550,000	9.75%, 05/17/35 144A	446,875
	105,000	12.75%, 02/17/22 144A	105,525
			5,859,063
Total Corporate Bonds (Cost: $199,298,992)			202,897,764
GOVERNMENT OBLIGATIONS: 0.6%
Azerbaijan: 0.2%
	400,000	Azerbaijan State Oil Company
		4.75%, 03/13/23 Reg S	401,000
Costa Rica: 0.2%
	300,000	Instituto Costarricense de Electricidad
		6.95%, 11/10/21 Reg S	327,000
Turkey: 0.2%
	400,000	Export Credit Bank of Turkey
		5.88%, 04/24/19 Reg S	430,980
Total Government Obligations (Cost: $1,148,886)			1,158,980

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $829,354)
829,354	Dreyfus Government Cash Management Fund	829,354
Total Investments Before Collateral for Securities Loaned: 98.0% (Cost: $201,277,232)		204,886,099

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 8.3%
Repurchase Agreements: 8.3%
USD	4,097,550	Repurchase agreement dated 7/31/14 with Citigroup Global Markets, Inc., 0.09% due 8/1/14, proceeds $4,097,560; (collateralized by various U.S. government and agency obligations, 1.13% to 8.00%, due 10/1/17 to 6/15/50, valued at $4,179,501 including accrued interest)	4,097,550
	4,097,550	Repurchase agreement dated 7/31/14 with HSBC Securities USA, Inc., 0.07% due 8/1/14, proceeds $4,097,558; (collateralized by various U.S. government and agency obligations, 0.00% to 4.13%, due 8/7/14 to 2/15/21, valued at $4,179,513 including accrued interest)	4,097,550
	860,944	Repurchase agreement dated 7/31/14 with J.P. Morgan Securities, LLC, 0.06% due 8/1/14, proceeds $860,945; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/25 to 2/15/43, valued at $878,181 including accrued interest)	860,944
	4,097,550	Repurchase agreement dated 7/31/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09% due 8/1/14, proceeds $4,097,560; (collateralized by various U.S. government and agency obligations, 2.18% to 4.50%, due 12/1/27 to 7/1/44, valued at $4,179,501 including accrued interest)	4,097,550
	4,097,550	Repurchase agreement dated 7/31/14 with Mizuho Securities USA, Inc., 0.09% due 8/1/14, proceeds $4,097,560; (collateralized by various U.S. government and agency obligations, 0.13% to 9.50%, due 9/15/15 to 8/15/43, valued at $4,179,501 including accrued interest)	4,097,550
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $17,251,144)			17,251,144
Total Investments: 106.3% (Cost: $218,528,376)			222,137,242
Liabilities in excess of other assets: (6.3)%			(13,072,399)
NET ASSETS: 100.0%			$209,064,843

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
(s)	Step Bond - coupon increases periodically based upon a predetermined schedule. The rate shown reflects the rate in effect at the end of the reporting period
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,581,737.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $67,154,408, or 32.1% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	10.3%	$21,071,447
Communications	18.5	37,919,665
Consumer, Cyclical	9.3	19,064,938
Consumer, Non-cyclical	6.5	13,347,372
Diversified	1.2	2,495,160
Energy	7.6	15,551,639
Financial	28.7	58,876,072
Government	0.6	1,158,980
Industrial	11.6	23,848,202
Technology	0.6	1,198,156
Utilities	4.7	9,525,113
Money Market Fund	0.4	829,354
	100.0%	$204,886,098

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$202,897,764	$—	$202,897,764
Government Obligations*	—	1,158,980	—	1,158,980
Money Market Fund	829,354	—	—	829,354
Repurchase Agreements	—	17,251,144	—	17,251,144
Total	$829,354	$221,307,888	$—	$222,137,242

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
FLOATING RATE NOTES: 99.7%
Australia: 7.7%
	Australia & New Zealand Banking Group Ltd.
$550,000	0.44%, 05/07/15 Reg S	$550,856
750,000	0.44%, 05/07/15 144A	751,167
130,000	BHP Billiton Finance USA Ltd.
	0.48%, 09/30/16	130,183
	Commonwealth Bank of Australia
475,000	0.51%, 01/29/15 144A	475,756
1,700,000	0.73%, 09/20/16 144A	1,710,623
	National Australia Bank Ltd.
400,000	0.53%, 01/22/15 Reg S	400,599
250,000	0.53%, 01/22/15 144A	250,409
800,000	0.78%, 07/25/16	805,138
	Westpac Banking Corp.
500,000	0.66%, 11/25/16	501,888
900,000	0.98%, 07/30/18	911,900
100,000	0.99%, 09/25/15	100,825
200,000	1.03%, 07/17/15 144A	201,260
		6,790,604
British Virgin Islands: 0.9%
800,000	Sinopec Group Overseas Development 2014 Ltd.
	1.01%, 04/10/17 144A	801,150
Canada: 9.6%
	Bank of Montreal
70,000	0.70%, 09/11/15	70,322
850,000	0.75%, 07/15/16	855,728
	Bank of Nova Scotia
100,000	0.63%, 03/15/16	100,414
960,000	0.67%, 09/11/15	963,770
650,000	0.75%, 07/15/16	654,128
150,000	1.27%, 01/12/15	150,733
450,000	Canadian Imperial Bank of Commerce
	0.75%, 07/18/16	452,783
	Royal Bank of Canada
200,000	0.44%, 04/29/15	200,344
835,000	0.60%, 03/08/16	838,511
950,000	0.69%, 09/09/16	955,464
560,000	0.94%, 10/30/14	560,892
	The Toronto-Dominion Bank
1,071,000	0.69%, 09/09/16	1,077,383
1,200,000	0.79%, 04/30/18	1,210,982
360,000	TransCanada PipeLines Ltd.
	0.91%, 06/30/16	363,393
		8,454,847
France: 2.4%
	Banque Federative du Credit Mutuel SA
250,000	1.08%, 01/20/17 144A	252,222
600,000	1.09%, 10/28/16 144A	605,376
375,000	BPCE SA
	1.48%, 04/25/16	380,875
300,000	Electricite de France SA
	0.69%, 01/20/17 144A	301,000
550,000	Total Capital International SA
	0.79%, 08/10/18	556,225
		2,095,698
Germany: 0.3%
250,000	Deutsche Bank AG
	0.83%, 02/13/17	251,281
Japan: 1.5%
175,000	Sumitomo Mitsui Banking Corp.
	0.66%, 01/10/17	175,486
250,000	Sumitomo Mitsui Trust Bank Ltd.
	1.01%, 09/16/16 144A	251,812
900,000	The Bank of Tokyo-Mitsubishi UFJ Ltd.
	0.68%, 02/26/16 144A	902,325
		1,329,623
Mexico: 0.2%
150,000	America Movil SAB de CV
	1.23%, 09/12/16	151,361
Netherlands: 7.7%
500,000	ABN AMRO Bank NV
	1.04%, 10/28/16 Reg S	504,803
700,000	Bank Nederlandse Gemeenten
	0.40%, 07/18/16 Reg S	701,886
750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
	0.71%, 03/18/16	754,430
	ING Bank NV
200,000	1.18%, 03/07/16 144A	201,824
350,000	1.87%, 09/25/15 144A	355,525
	Nederlandse Waterschapsbank NV
600,000	0.43%, 10/18/16 144A	601,383
200,000	0.51%, 05/23/15 144A	200,457
	Petrobras Global Finance BV
500,000	1.85%, 05/20/16	502,545
750,000	2.37%, 01/15/19	749,625
750,000	2.59%, 03/17/17	760,312
300,000	3.11%, 03/17/20	307,875
632,000	Shell International Finance BV
	0.43%, 11/15/16	633,792
	Volkswagen International Finance NV
200,000	0.67%, 11/18/16 144A	200,841
250,000	0.83%, 11/20/14 Reg S	250,415
		6,725,713
Norway: 1.3%
1,146,000	Statoil ASA
	0.51%, 05/15/18	1,147,513
South Korea: 0.3%
	Export-Import Bank of Korea
50,000	0.98%, 01/14/17	50,357
50,000	1.08%, 09/17/16	50,569
50,000	Hyundai Capital Services, Inc.
	1.03%, 03/18/17 144A	50,226
50,000	Kookmin Bank
	1.48%, 10/11/16 144A	50,752
50,000	The Korea Development Bank
	0.86%, 01/22/17	50,086
		251,990
Sweden: 1.2%
300,000	Nordea Bank AB
	0.68%, 05/13/16 144A	301,565
750,000	Svenska Handelsbanken AB
	0.68%, 03/21/16	754,115
		1,055,680
Switzerland: 0.5%
400,000	Credit Suisse
	0.72%, 05/26/17	401,166
United Kingdom: 2.2%
800,000	BP Capital Markets Plc
	0.86%, 09/26/18	808,020
400,000	HSBC Bank Plc
	0.86%, 05/15/18 144A	403,959
350,000	Rio Tinto Finance USA Plc
	1.07%, 06/17/16	353,031
400,000	Vodafone Group Plc
	0.61%, 02/19/16	401,112
		1,966,122
United States: 63.9%
150,000	AbbVie, Inc.
	1.00%, 11/06/15	151,209
300,000	American Express Centurion Bank
	0.67%, 11/13/15	301,318
900,000	American Express Co.
	0.82%, 05/22/18	907,312
	American Express Credit Corp.
750,000	0.74%, 07/29/16	754,996
250,000	1.33%, 06/12/15	252,197
	American Honda Finance Corp.
665,000	0.60%, 05/26/16 144A	668,010
200,000	0.73%, 10/07/16	201,579
	Apple, Inc.
1,050,000	0.29%, 05/03/16	1,050,457
1,100,000	0.49%, 05/03/18	1,101,429
750,000	0.54%, 05/06/19	749,824
600,000	AT&T, Inc.
	0.61%, 02/12/16	601,823
	Bank of America Corp.
1,200,000	0.49%, 10/14/16	1,195,762
320,000	1.05%, 03/22/16	322,482
1,350,000	1.27%, 01/15/19	1,372,032
1,250,000	1.30%, 03/22/18	1,271,277
500,000	Bank of America NA
	0.51%, 06/15/16	498,664
150,000	Berkshire Hathaway, Inc.
	0.92%, 08/15/14	150,045
200,000	Caterpillar Financial Services Corp.
	0.38%, 08/27/14	200,054
1,000,000	Cisco Systems, Inc.
	0.51%, 03/03/17	1,004,482
	Citigroup, Inc.
1,612,000	0.50%, 06/09/16	1,603,660
1,550,000	1.19%, 07/25/16	1,566,917
1,666,000	1.92%, 05/15/18	1,730,601
	Daimler Finance North America LLC
200,000	0.58%, 03/10/17 144A	200,333
300,000	0.83%, 01/09/15 144A	300,604
200,000	0.92%, 08/01/16 144A	201,840
	Exxon Mobil Corp.
400,000	0.27%, 03/15/17	400,464
500,000	0.38%, 03/15/19	500,566
500,000	Ford Motor Credit Co. LLC
	1.01%, 01/17/17	503,701
	General Electric Capital Corp.
525,000	0.39%, 02/15/17	526,285
300,000	0.42%, 05/11/16	300,040
932,000	0.62%, 05/05/26	875,306
180,000	0.83%, 01/08/16	181,211
300,000	0.88%, 07/12/16	302,764
945,000	1.23%, 03/15/23	950,802
	Goldman Sachs Group, Inc.
200,000	0.63%, 07/22/15	200,159
2,524,000	0.68%, 03/22/16	2,525,169
300,000	1.32%, 11/15/18	305,216
331,000	1.83%, 11/29/23	342,965
500,000	Hewlett-Packard Co.
	1.17%, 01/14/19	504,451
622,000	HSBC Finance Corp.
	0.66%, 06/01/16	622,416
	International Business Machines Corp.
550,000	0.22%, 02/04/15	550,070
400,000	0.59%, 02/12/19	402,771
	John Deere Capital Corp.
200,000	0.30%, 01/12/15	200,100
400,000	0.35%, 06/15/15	400,483
200,000	Johnson & Johnson
	0.30%, 11/28/16	200,300
	JPMorgan Chase Bank
1,050,000	0.56%, 06/13/16	1,046,855
1,699,000	0.85%, 02/26/16	1,708,671
160,000	0.89%, 10/15/15	160,893
2,900,000	1.13%, 01/25/18	2,949,642
	Merck & Co., Inc.
250,000	0.42%, 05/18/16	250,772
750,000	0.59%, 05/18/18	753,244
650,000	Metropolitan Life Global Funding I
	0.61%, 04/10/17 144A	651,805
	Morgan Stanley
1,200,000	0.68%, 10/18/16	1,202,592
1,200,000	1.51%, 04/25/18	1,231,987
500,000	National City Bank
	0.60%, 06/07/17	499,536
730,000	NBCUniversal Enterprise, Inc.
	0.92%, 04/15/18 144A	738,569
	New York Life Global Funding
150,000	0.27%, 09/19/14 144A	150,027
175,000	0.58%, 05/23/16 144A	175,840
200,000	Nissan Motor Acceptance Corp.
	0.93%, 09/26/16 144A	201,379
550,000	Oracle Corp.
	0.81%, 01/15/19	555,458
415,000	PepsiCo., Inc.
	0.44%, 02/26/16	415,876
450,000	Pfizer, Inc.
	0.53%, 06/15/18 †	451,305
250,000	PNC Bank NA
	0.55%, 04/29/15 (c)	250,218
	The Bank of New York Mellon Corp.
385,000	0.80%, 08/01/18	387,652
80,000	1.08%, 11/24/14	80,210
1,800,000	The Bear Stearns Cos, LLC
	0.62%, 11/21/16	1,799,384
250,000	The Coca-Cola Co.
	0.34%, 11/01/16	250,363
1,650,000	The Goldman Sachs Group, Inc.
	1.44%, 04/30/18	1,683,148
200,000	The Walt Disney Co.
	0.21%, 02/11/15	200,049
	Toyota Motor Credit Corp.
350,000	0.38%, 03/10/15	350,380
250,000	0.52%, 05/17/16	250,913
150,000	United Technologies Corp.
	0.73%, 06/01/15	150,672
	Verizon Communications, Inc.
150,000	0.43%, 03/06/15 144A	150,071
1,650,000	1.76%, 09/15/16	1,694,494
1,000,000	1.98%, 09/14/18	1,052,421
	Wachovia Corp.
2,600,000	0.50%, 06/15/17	2,598,274
150,000	0.58%, 10/28/15	150,096
2,045,000	0.60%, 10/15/16	2,042,806
600,000	Wells Fargo Bank
	0.76%, 07/20/16	603,961
		55,993,709
Total Floating Rate Notes (Cost: $86,941,702)		87,416,457

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $274,296)
274,296	Dreyfus Government Cash Management Fund
		274,296
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $87,215,998)		87,690,753
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1% (Cost: $103,000)
103,000	Bank of New York Overnight Government Fund	103,000
Total Investments: 100.1% (Cost: $87,318,998)		87,793,753
Liabilities in excess of other assets: (0.1)%		(105,818)
NET ASSETS: 100.0%		$87,687,935

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $100,196.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $12,308,110, or 14.0% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	0.6%	$483,214
Communications	6.8	5,994,382
Consumer, Cyclical	3.2	2,826,294
Consumer, Non-cyclical	2.8	2,473,069
Energy	8.6	7,531,480
Financial	70.5	61,840,323
Government	0.1	100,926
Industrial	1.1	951,309
Technology	5.6	4,914,460
Utilities	0.4	301,000
Money Market Fund	0.3	274,296
	100.0%	$87,690,753

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$87,416,457	$—	$87,416,457
Money Market Funds	377,296	—	—	377,296
Total	$377,296	$87,416,457	$—	$87,793,753

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Number of Shares		Value
REAL ESTATE INVESTMENT TRUSTS: 100.3%
United States: 100.3%
655,885	American Capital Agency Corp.	$15,164,061
122,354	American Capital Mortgage Investment Corp.	2,438,515
1,780,483	Annaly Capital Management, Inc.	19,763,361
284,721	Anworth Mortgage Asset Corp.	1,446,383
97,548	Apollo Commercial Real Estate Finance, Inc.	1,616,370
854,367	ARMOUR Residential REIT, Inc.	3,596,885
118,676	Blackstone Mortgage Trust, Inc.	3,378,706
223,789	Capstead Mortgage Corp.	2,873,451
1,766,970	Chimera Investment Corp.	5,601,295
263,208	Colony Financial, Inc.	5,830,057
387,667	CYS Investments, Inc.	3,442,483
130,864	Dynex Capital, Inc.	1,086,171
179,892	Hatteras Financial Corp.	3,444,932
263,668	Invesco Mortgage Capital, Inc.	4,477,083
632,362	MFA Financial, Inc.	5,147,427
698,105	New Residential Investment Corp.	4,174,668
870,164	Newcastle Investment Corp.	3,889,633
322,935	NorthStar Realty Finance Corp. *	5,199,253
183,192	PennyMac Mortgage Investment Trust	3,922,141
176,273	RAIT Financial Trust	1,357,302
113,102	Redwood Trust, Inc. †	2,146,676
287,535	Resource Capital Corp.	1,584,318
385,034	Starwood Property Trust, Inc.	9,086,802
651,277	Two Harbors Investment Corp.	6,662,564
Total Real Estate Investment Trusts (Cost: $129,359,041)		117,330,537
MONEY MARKET FUND: 0.8% (Cost: $955,690)
955,690	Dreyfus Government Cash Management Fund	955,690
Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $130,314,731)		118,286,227
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $1,162,180)
1,162,180	Bank of New York Overnight Government Fund	1,162,180
Total Investments: 102.1% (Cost: $131,476,911)		119,448,407
Liabilities in excess of other assets: (2.1)%		(2,492,303)
NET ASSETS: 100.0%		$116,956,104

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $1,137,931.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Financials	99.2%	$117,330,537
Money Market Fund	0.8	955,690
	100.0%	$118,286,227

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Real Estate Investment Trusts*	$117,330,537	$—	$—	$117,330,537
Money Market Funds	2,117,870	—	—	2,117,870
Total	$119,448,407	$—	$—	$119,448,407

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Number of Shares		Value
PREFERRED SECURITIES: 100.0%
Basic Materials: 6.4%
382,334	ArcelorMittal
	6.00%, 01/15/16	$8,766,919
124,259	Cliffs Natural Resources, Inc.
	7.00%, 02/01/16 †	2,003,055
		10,769,974
Communications: 11.1%
48,854	Comcast Corp.
	5.00%, 12/15/17 (c)	1,218,907
	Qwest Corp.
131,693	6.13%, 06/01/18 (c)	3,094,785
89,211	7.00%, 04/01/17 (c)	2,295,399
67,971	7.00%, 07/01/17 (c)	1,749,574
112,364	7.38%, 06/01/16 (c) †	2,945,060
97,708	7.50%, 09/15/16 (c) †	2,579,491
50,978	Telephone & Data Systems, Inc.
	7.00%, 03/15/16 (c) †	1,270,882
58,115	United States Cellular Corp.
	6.95%, 05/15/16 (c)	1,454,618
84,963	Verizon Communications, Inc.
	5.90%, 02/15/19 (c)	2,159,759
		18,768,475
Consumer, Non-cyclical: 3.3%
	CHS, Inc.
71,369	7.10%, 03/31/24 (c)	1,929,818
48,086	7.88%, 09/26/23 (c) †	1,406,516
52,133	8.00%, 07/18/23 (c) †	1,626,550
46,043	National Healthcare Corp.
	0.80%, 11/01/15 (c)	687,422
		5,650,306
Energy: 1.1%
68,395	NuStar Logistics LP
	7.63%, 01/15/18 (c)	1,841,193

Government: 1.4%
	Tennessee Valley Authority
55,000	3.83%, 06/01/15 (p) †	1,307,350
45,853	3.96%, 05/01/15 (p)	1,114,228
		2,421,578
Industrial: 6.9%
	Seaspan Corp.
58,625	6.38%, 04/30/19	1,445,692
59,474	9.50%, 01/30/16 (c)	1,588,551
127,445	Stanley Black & Decker, Inc.
	5.75%, 07/25/17 (c)	3,131,324
93,459	United Technologies Corp.
	7.50%, 08/01/15 †	5,543,988
		11,709,555
Real Estate Investment Trusts: 36.8%
182,558	American Realty Capital Properties, Inc.
	6.70%, 01/03/19 (c)	4,244,473
	Annaly Capital Management, Inc.
78,166	7.50%, 09/13/17 (c)	1,886,146
50,978	7.63%, 05/16/17 (c)	1,244,373
77,104	CBL & Associates Properties, Inc.
	7.38%, 09/05/14 (c)	1,931,455
42,821	Colony Financial, Inc.
	8.50%, 03/20/17 (c)	1,119,769
	Digital Realty Trust, Inc.
42,482	5.88%, 04/09/18 (c) †	939,702
48,854	7.00%, 09/15/16 (c)	1,241,380
62,023	7.38%, 03/26/19 (c)	1,584,688
46,730	Equity Commonwealth
	7.25%, 05/15/16 (c)	1,213,111
54,718	FelCor Lodging Trust, Inc.
	1.95%, 12/31/49 ^	1,378,894
42,482	General Growth Properties, Inc.
	6.38%, 02/13/18 (c) †	1,028,064
48,854	Hatteras Financial Corp.
	7.63%, 08/27/17 (c)	1,157,840
	Health Care REIT, Inc.
48,854	6.50%, 03/07/17 (c) †	1,256,525
61,067	6.50%, 12/31/49 ^	3,541,275
49,279	Hospitality Properties Trust
	7.13%, 01/15/17 (c)	1,255,629
67,971	Kimco Realty Corp.
	6.00%, 03/20/17 (c) †	1,669,368
	National Retail Properties, Inc.
48,854	5.70%, 05/30/18 (c)	1,144,649
48,854	6.63%, 02/23/17 (c)	1,228,678
	NorthStar Realty Finance Corp.
59,470	8.25%, 09/05/14 (c) †	1,486,750
42,482	8.75%, 03/15/19 (c)	1,071,821
59,474	PS Business Parks, Inc.
	6.00%, 05/14/17 (c) †	1,412,508
	Public Storage
84,963	5.20%, 01/16/18 (c)	1,909,119
84,114	5.38%, 09/20/17 (c) †	1,922,005
48,854	5.63%, 06/15/17 (c) †	1,157,840
78,591	5.75%, 03/13/17 (c)	1,921,550
78,166	5.90%, 01/12/17 (c)	1,916,630
48,854	6.00%, 06/04/19 (c)	1,222,327
82,839	6.35%, 07/26/16 (c) †	2,112,394
48,429	6.38%, 03/17/19 (c)	1,231,549
63,722	6.50%, 04/14/16 (c) †	1,688,633
69,457	Realty Income Corp.
	6.63%, 02/15/17 (c)	1,807,271
42,482	Regency Centers Corp.
	6.63%, 02/16/17 (c)	1,100,284
59,474	Senior Housing Properties Trust
	5.63%, 08/01/17 (c) †	1,372,660
43,968	Ventas Realty LP
	5.45%, 03/07/18 (c) †	1,046,878
78,166	Vornado Realty LP
	7.88%, 10/01/14 (c)	1,990,106
	Vornado Realty Trust
50,978	5.40%, 01/25/18 (c)	1,212,257
50,978	5.70%, 07/18/17 (c)	1,236,217
45,880	6.63%, 09/05/14 (c)	1,156,635
58,625	Weyerhaeuser Co.
	6.38%, 07/01/16	3,166,922
		62,208,375
Reinsurance: 5.1%
46,730	Aspen Insurance Holdings Ltd.
	5.95%, 07/01/23 (c)	1,162,642
67,971	Axis Capital Holdings Ltd.
	6.88%, 04/15/17 (c) †	1,760,449
	PartnerRe Ltd.
42,482	5.88%, 03/01/18 (c)	1,022,542
63,510	7.25%, 06/01/16 (c)	1,684,285
67,971	Reinsurance Group of America, Inc.
	6.20%, 09/15/22 (c)	1,842,014
46,730	RenaissanceRe Holdings Ltd.
	5.38%, 06/01/18 (c) †	1,064,509
		8,536,441
Technology: 1.1%
72,219	Pitney Bowes, Inc.
	6.70%, 03/07/18 (c) †	1,855,306
Utilities: 26.8%
43,968	AES Trust III
	6.75%, 09/05/14 (c)	2,245,006
42,482	BGE Capital Trust II
	6.20%, 09/05/14 (c) †	1,062,050
	Dominion Resources, Inc.
46,730	6.00%, 07/01/16	2,589,777
46,730	6.13%, 04/01/16	2,588,842
84,963	6.38%, 07/01/17	4,307,624
116,400	8.38%, 09/05/14 (c)	2,991,480
47,579	DTE Energy Co.
	6.50%, 12/01/16 (c) †	1,243,715
84,963	Duke Energy Corp.
	5.13%, 01/15/18 (c) †	1,987,285
97,708	Exelon Corp.
	6.50%, 06/01/17	4,797,463
50,978	FPL Group Capital Trust I
	5.88%, 09/05/14 (c) †	1,280,058
67,971	Integrys Energy Group, Inc.
	6.00%, 08/01/23 (c)	1,748,894
	NextEra Energy Capital Holdings, Inc.
76,467	5.00%, 01/15/18 (c)	1,605,042
84,963	5.13%, 11/15/17 (c) †	1,841,148
59,474	5.63%, 06/15/17 (c)	1,397,044
67,971	5.70%, 03/01/17 (c) †	1,644,218
	NextEra Energy, Inc.
42,482	5.80%, 09/01/16	2,265,565
55,226	5.89%, 09/01/15	3,325,710
76,467	PPL Capital Funding, Inc.
	5.90%, 04/30/18 (c) †	1,813,797
80,715	SCE Trust I
	5.63%, 06/15/17 (c) †	1,876,624
67,971	SCE Trust II
	5.10%, 03/15/18 (c) †	1,457,978
46,730	SCE Trust III
	5.75%, 03/15/24 (c)	1,209,840
		45,279,160
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $173,269,661)		169,040,363

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 4.3%
Repurchase Agreements: 4.3%
$1,732,257	Repurchase agreement dated 7/31/14 with Citigroup Global Markets, Inc., 0.09% due 8/1/14, proceeds $1,732,261; (collateralized by various U.S. government and agency obligations, 1.13% to 8.00%, due 10/1/17 to 6/15/50, valued at $1,766,902 including accrued interest)	1,732,257
1,732,257	Repurchase agreement dated 7/31/14 with HSBC Securities USA, Inc., 0.07% due 8/1/14, proceeds $1,732,260; (collateralized by various U.S. government and agency obligations, 0.00% to 4.13%, due 8/7/14 to 2/15/21, valued at $1,766,907 including accrued interest)	1,732,257
364,672	Repurchase agreement dated 7/31/14 with J.P. Morgan Securities, LLC, 0.06% due 8/1/14, proceeds $364,673; (collateralized by various U.S. government and agency obligations, 0.63% to 3.88%, due 1/15/25 to 2/15/43, valued at $371,973 including accrued interest)	364,672
1,732,257	Repurchase agreement dated 7/31/14 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.09% due 8/1/14, proceeds $1,732,261; (collateralized by various U.S. government and agency obligations, 2.18% to 4.50%, due 12/1/27 to 7/1/44, valued at $1,766,902 including accrued interest)	1,732,257
1,732,257	Repurchase agreement dated 7/31/14 with Mizuho Securities USA, Inc., 0.09% due 8/1/14, proceeds $1,732,261; (collateralized by various U.S. government and agency obligations, 0.13% to 9.50%, due 9/15/15 to 8/15/43, valued at $1,766,902 including accrued interest)	1,732,257
Total Short-Term Investments Held As Collateral For Securities Loaned (Cost: $7,293,700)		7,293,700
Total Investments: 104.3% (Cost: $180,563,361)		176,334,063
Liabilities in excess of other assets: (4.3)%		(7,270,931)
NET ASSETS: 100.0%		$169,063,132

^	Securities is convertible into common stock through date shown.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $7,102,588.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	6.4%	$10,769,974
Communications	11.1	18,768,475
Consumer, Non-cyclical	3.3	5,650,306
Energy	1.1	1,841,193
Financial	6.2	10,467,896
Government	1.4	2,421,578
Industrial	6.9	11,709,555
Real Estate Investment Trusts	35.7	60,276,920
Technology	1.1	1,855,306
Utilities	26.8	45,279,160
	100.0%	$169,040,363

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Preferred Securities*	$169,040,363	$—	$—	$169,040,363
Repurchase Agreements	—	7,293,700	—	7,293,700
Total	$169,040,363	$7,293,700	$—	$176,334,063

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount			Value
CORPORATE BONDS: 84.6%
British Virgin Islands: 7.0%
CNY	1,200,000	Starway Assets Enterprises, Inc.
		4.10%, 01/22/17 Reg S	$194,795
	1,000,000	Value Success International Ltd.
		4.75%, 11/04/18 Reg S	165,119
			359,914
China / Hong Kong: 43.1%
	1,000,000	Agricultural Development Bank of China
		3.08%, 01/16/16 Reg S	161,874
	1,200,000	Bank of China Ltd.
		3.45%, 01/16/17 Reg S	194,189
	1,400,000	China Construction Bank Asia Corp. Ltd.
		3.25%, 03/13/16 Reg S	226,531
	1,000,000	China Development Bank Corp.
		3.30%, 10/20/20	156,453
	1,500,000	China General Nuclear Power Holding Corp.
		3.75%, 11/01/15 Reg S	243,697
	1,750,000	China Power International Development Ltd.
		3.20%, 12/23/15	281,033
	1,000,000	Export-Import Bank of China
		3.25%, 01/21/17 Reg S	162,055
	3,000,000	HKCG Finance Ltd.
		1.40%, 04/11/16	471,678
	1,000,000	Industrial & Commercial Bank of China Asia Ltd.
		6.00%, 11/05/16 (c) Reg S	169,864
	1,000,000	Shanghai Baosteel Group Corp.
		3.50%, 12/01/14 Reg S	162,158
			2,229,532
Czech Republic: 3.2%
	1,000,000	BP Capital Markets Plc
		3.95%, 10/08/18 Reg S	166,437
France: 3.2%
	1,000,000	Air Liquide Finance SA
		3.00%, 09/19/16 Reg S	162,665
Germany: 9.4%
	3,000,000	BSH Bosch und Siemens Hausgeraete GmbH
		2.38%, 09/29/14 Reg S	485,320
Malaysia: 3.1%
	1,000,000	Axiata SPV2 Bhd
		3.75%, 09/18/14 Reg S	162,008
Netherlands: 6.2%
	2,000,000	Volkswagen International Finance NV
		2.15%, 05/23/16	320,838
Singapore: 3.1%
	1,000,000	Global Logistic Properties Ltd.
		3.38%, 05/11/16 Reg S	161,816
United Kingdom: 3.1%
	1,000,000	HSBC Bank Plc
		2.88%, 04/30/15 Reg S	162,551
United States: 3.2%
	1,000,000	Caterpillar Financial Services Corp.
		3.25%, 06/26/15 Reg S	162,634
Total Corporate Bonds (Cost: $4,313,397)			4,373,715
GOVERNMENT OBLIGATIONS: 15.3%
China / Hong Kong: 15.3%
		China Government Bonds
	1,000,000	1.80%, 12/01/15	160,987
	1,000,000	2.36%, 08/18/21 Reg S	149,433
	500,000	2.48%, 12/01/20	76,431
	2,500,000	2.56%, 06/29/17 Reg S	405,748
			792,599

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $4,398)
	4,398	Dreyfus Government Cash Management Fund
			4,398

Total Investments: 100.0% (Cost: $5,110,394)			5,170,712
Other assets less liabilities: 0.0%			788
NET ASSETS: 100.0%			$5,171,500

CNY	Chinese Yuan

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	6.3%	$324,823
Communications	3.1	162,008
Consumer, Cyclical	15.6	806,158
Energy	3.2	166,437
Financial	34.0	1,755,247
Government	15.3	792,599
Industrial	3.1	162,634
Utilities	19.3	996,408
Money Market Fund	0.1	4,398
	100.0%	$5,170,712

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,373,715	$—	$4,373,715
Government Obligations*	—	792,599	—	792,599
Money Market Fund	4,398	—	—	4,398
Total	$4,398	$5,166,314	$—	$5,170,712

* See Schedule of Investments for security type and geographic sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

TREASURY-HEDGED HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

July 31, 2014 (unaudited)

Principal Amount		Value
CORPORATE BONDS: 96.0%
Basic Materials: 1.8%
$100,000	Alcoa, Inc.
	5.90%, 02/01/27	$106,835
75,000	Hexion US Finance Corp.
	6.63%, 04/15/15 (c)	78,375
		185,210
Communications: 22.3%
75,000	Alcatel-Lucent USA, Inc.
	6.45%, 03/15/29	72,750
100,000	Cablevision Systems Corp.
	8.63%, 09/15/17	114,250
150,000	CCO Holdings LLC
	5.75%, 07/15/18 (c)	149,625
100,000	CenturyLink, Inc.
	5.80%, 03/15/22	103,000
100,000	Cequel Communications Holdings I LLC
	6.38%, 09/15/15 (c) 144A	103,500
100,000	Clear Channel Communications, Inc.
	9.00%, 07/15/15 (c)	103,000
100,000	Clear Channel Worldwide Holdings, Inc.
	6.50%, 11/15/17 (c)	105,500
200,000	DISH DBS Corp.
	5.88%, 07/15/22	209,500
150,000	Frontier Communications Corp.
	8.25%, 04/15/17	171,750
100,000	Level 3 Financing, Inc.
	8.13%, 07/01/15 (c)	107,000
50,000	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, 10/01/16 (c)	49,750
50,000	NII Capital Corp.
	8.88%, 12/15/14 (c) †	18,125
100,000	Sirius XM Radio, Inc.
	4.63%, 05/15/18 (c) 144A	93,500
	Sprint Nextel Corp.
200,000	8.38%, 08/15/17	229,000
200,000	9.13%, 03/01/17	230,500
160,000	T-Mobile USA, Inc.
	6.63%, 04/01/18 (c)	168,800
100,000	Univision Communications, Inc.
	8.50%, 11/15/15 (c) 144A	108,500
100,000	Windstream Corp.
	7.88%, 11/01/17	114,625
		2,252,675
Consumer, Cyclical: 11.0%
	Caesars Entertainment Operating Co., Inc.
100,000	10.00%, 09/08/14 (c)	33,750
100,000	11.25%, 09/08/14 (c)	88,500
100,000	Chrysler Group LLC
	8.25%, 06/15/16 (c)	110,500
100,000	General Motors Co.
	4.88%, 10/02/23	104,875
200,000	HD Supply, Inc.
	7.50%, 10/15/16 (c)	214,500
100,000	Ltd Brands, Inc.
	6.63%, 04/01/21	112,000
200,000	MGM Resorts International
	6.63%, 07/15/15	209,000
75,000	Rite Aid Corp.
	6.75%, 06/15/16 (c)	78,375
100,000	The Goodyear Tire & Rubber Co.
	6.50%, 03/01/16 (c)	106,250
50,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, 02/28/23 (c) 144A	47,250
		1,105,000
Consumer, Non-cyclical: 18.4%
70,000	ADT Corp.
	3.50%, 07/15/22	62,125
100,000	Biomet, Inc.
	6.50%, 08/01/15 (c)	108,115
100,000	Community Health Systems, Inc.
	8.00%, 11/15/15 (c)	107,520
50,000	Constellation Brands, Inc.
	4.25%, 05/01/23	49,500
100,000	DaVita HealthCare Partners, Inc.
	6.63%, 11/01/14 (c)	105,500
75,000	Forest Laboratories, Inc.
	5.00%, 09/16/21 (c) 144A	81,862
100,000	Fresenius Medical Care US Finance II, Inc.
	5.63%, 07/31/19 144A	107,000
250,000	HCA, Inc.
	6.50%, 02/15/20	272,187
100,000	HJ Heinz Co.
	4.25%, 04/15/15 (c)	99,500
75,000	Post Holdings, Inc.
	6.75%, 12/01/17 (c) 144A	78,094
	Reynolds Group Issuer, Inc.
100,000	5.75%, 10/15/15 (c)	102,500
100,000	9.00%, 10/15/14 (c)	104,750
200,000	Tenet Healthcare Corp.
	4.75%, 06/01/20	199,500
100,000	The Hertz Corp.
	7.38%, 01/15/16 (c)	107,500
150,000	United Rentals North America, Inc.
	8.38%, 09/15/15 (c)	162,375
100,000	Valeant Pharmaceuticals International
	6.38%, 10/15/16 (c) 144A	103,625
		1,851,653
Energy: 15.9%
50,000	Access Midstream Partners LP
	4.88%, 12/15/17 (c)	51,750
125,000	Chesapeake Energy Corp.
	5.75%, 03/15/23	134,062
50,000	Concho Resources, Inc.
	5.50%, 10/01/17 (c)	52,000
50,000	Denbury Resources, Inc.
	5.50%, 05/01/17 (c)	49,188
100,000	El Paso Corp.
	7.75%, 01/15/32	111,000
30,000	Energy Transfer Equity LP
	7.50%, 10/15/20	33,675
100,000	EP Energy LLC
	6.88%, 05/01/15 (c)	105,250
50,000	Halcon Resources Corp.
	8.88%, 11/15/16 (c)	52,125
200,000	Linn Energy LLC
	8.63%, 04/15/15 (c)	212,250
110,000	Newfield Exploration Co.
	5.63%, 07/01/24	119,350
100,000	Peabody Energy Corp.
	6.00%, 11/15/18	100,250
60,000	Range Resources Corp.
	5.00%, 02/15/17 (c)	61,800
75,000	Regency Energy Partners LP
	4.50%, 08/01/23 (c)	71,813
60,000	Rockies Express Pipeline
	6.88%, 04/15/40 144A	60,000
200,000	Sabine Pass Liquefaction LLC
	5.63%, 11/01/20 (c)	208,000
100,000	SandRidge Energy, Inc.
	8.13%, 04/15/17 (c)	107,000
75,000	Whiting Petroleum Corp.
	5.00%, 12/15/18 (c)	78,938
		1,608,451
Financial: 15.7%
275,000	Ally Financial, Inc.
	8.00%, 11/01/31	344,437
25,000	BAC Capital Trust XI
	6.63%, 05/23/36	28,451
	Bank of America Corp.
50,000	5.20%, 06/01/23 (c)	47,125
100,000	8.00%, 01/30/18 (c)	110,544
150,000	CIT Group, Inc.
	5.50%, 02/15/19 144A	160,594
75,000	Citigroup, Inc.
	6.30%, 05/15/24 (c)	75,619
100,000	Crown Castle International Corp.
	5.25%, 01/15/23	101,500
125,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
	6.00%, 02/01/17 (c)	130,937
200,000	International Lease Finance Corp.
	8.75%, 03/15/17	227,375
	SLM Corp.
100,000	5.50%, 01/25/23	96,750
100,000	6.25%, 01/25/16	105,876
150,000	Springleaf Finance Corp.
	5.40%, 12/01/15	156,000
		1,585,208
Industrial: 5.4%
100,000	Ball Corp.
	5.00%, 03/15/22	100,250
100,000	Case New Holland, Inc.
	7.88%, 12/01/17	114,625
100,000	Cemex Finance LLC
	9.38%, 10/12/17 (c) 144A	114,500
100,000	Sealed Air Corp.
	8.38%, 09/15/16 (c) 144A	112,250
100,000	TransDigm, Inc.
	5.50%, 10/15/15 (c)	99,500
		541,125
Technology: 2.8%
50,000	CDW LLC / CDW Finance Corp.
	8.50%, 04/01/15 (c)	53,375
175,000	First Data Corp.
	12.63%, 01/15/16 (c)	208,906
22,000	Freescale Semiconductor, Inc.
	8.05%, 06/01/15 (c)	23,430
		285,711
Utilities: 2.7%
	AES Corp.
50,000	7.38%, 06/01/21 (c)	57,250
19,000	8.00%, 10/15/17	21,850
75,000	Calpine Corp.
	6.00%, 11/01/16 (c) 144A	79,500
100,000	NRG Energy, Inc.
	7.63%, 01/15/18	111,250
		269,850
Total Investments Before Collateral for Securities Loaned: 96.0% (Cost: $9,687,216)		9,684,883
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED:

Number of Shares
MONEY MARKET FUND 0.2% (Cost: $19,000)
19,000	Bank of New York Overnight Government Fund	19,000
Total Investments: 96.2% (Cost: $9,706,216)		9,703,883
Other assets less liabilities: 3.8%		388,348
NET ASSETS: 100.0%		$10,092,231

(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $18,125.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,250,175, or 12.4% of net assets.

At July 31, 2014, the Fund held the following open futures contracts:

	Number of Contracts	Expiration Date	Cost	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 5 Year Note	81	September 2014	$(9,696,414)	$(9,625,711)	$70,703

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.9%	$185,210
Communications	23.3	2,252,675
Consumer, Cyclical	11.4	1,105,000
Consumer, Non-cyclical	19.1	1,851,653
Energy	16.6	1,608,451
Financial	16.4	1,585,208
Industrial	5.6	541,125
Technology	2.9	285,711
Utilities	2.8	269,850
	100.0%	$9,684,883

The summary of inputs used to value the Fund’s investments as of July 31, 2014 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$9,684,883	$—	$9,684,883
Money Market Fund	19,000	—	—	19,000
Total	$19,000	$9,684,883	$—	$9,703,883
Other Financial Instruments:
Futures Contracts	$70,703	$—	$—	$70,703

* See Schedule of Investments for security type and industry sector breakouts.

There were no transfers between levels during the period ended July 31, 2014.

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2014 (unaudited)

Security Valuation–The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and security specific information are used to determine the fair value for these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels, if any, are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Other–As a result of recent events involving Ukraine and the Russian Federation, the United States and the European Union have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

Income Taxes–As of July 31, 2014, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$52,774,227	$355,113	$(1,558,795)	$(1,203,682)
Emerging Markets Aggregate	19,058,497	522,106	(459,693)	62,413
Emerging Markets High Yield	464,424,558	7,516,790	(5,807,807)	1,708,983
Emerging Markets Local Currency	955,102,890	8,222,609	(99,345,658)	(91,123,049)
Fallen Angel	15,915,923	1,171,405	(56,982)	1,114,424
International High Yield	218,558,905	6,228,739	(2,650,402)	3,578,338
Investment Grade Floating	87,318,998	478,193	(3,438)	474,755
Mortgage REIT	130,611,563	3,078,289	(14,241,445)	(11,163,156)
Preferred Securities	180,443,569	1,324,362	(5,433,868)	(4,109,506)
Renminbi	5,110,394	82,301	(21,983)	60,318
Treasury-Hedged High Yield	9,706,216	133,055	(135,388)	(2,333)

ITEM 2. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: September 26, 2014

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: September 26, 2014